UNITED STATES SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	September 30
Date of reporting period:	September 30, 2020

Item #1. Reports to Stockholders.

INDEX

The E-Valuator Very Conservative (0%-15%) RMS Fund

The E-Valuator Conservative (15%-30%) RMS Fund

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

The E-Valuator Moderate (50%-70%) RMS Fund

The E-Valuator Growth (70%-85%) RMS Fund

The E-Valuator Aggressive Growth (85%-99%) RMS Fund (collectively, the “E-Valuator Funds”)

THE E-VALUATOR FUNDS	The E-Valuator Very Conservative (0%-15%) RMS Fund

The E-Valuator Conservative (15%-30%) RMS Fund

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

The E-Valuator Moderate (50%-70%) RMS Fund

The E-Valuator Growth (70%-85%) RMS Fund

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Funds or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an email request. Your election to receive reports in paper will apply to all Funds held with the Funds complex/your financial intermediary.

ANNUAL REPORT

For the year ended September 30, 2020

ANNUAL REPORT

THE E-Valuator FUNDS
Letter to Shareholders (unaudited)September 30, 2020

This Annual Review and Outlook pertain to the following Funds:

Each E-Valuator RMS (Risk-Managed Strategy) investment functions as an asset management service wrapped inside the structure of an open-end mutual fund. The E-Valuator analytical software is used to select the underlying investments, i.e., mutual funds and exchange-traded funds (ETF's), thereby making these investments a fund-of-funds (FOF).

The E-Valuator RMS funds are diversified, asset allocation funds. Diversification is accomplished by allocating assets across multiple asset classes, i.e., domestic bonds, foreign bonds, domestic stocks, and foreign stocks. The asset allocation for each Fund is continually adjusted based on a proprietary allocation model that incorporates both technical analysis and fundamental analysis utilizing multiple economic indicators (explained later) that seeks to maximize return while staying within the stated volatility goals for each Fund.

The E-Valuator RMS funds offer 2 classes of shares, i.e., Service shares and R4 shares. The difference between these share classes is the amount of revenue paid to an investment professional directly from the Fund. The Service share class pays zero basis points, 0.00%, to an investment professional, while the R4 share class may pay up to 25 basis points, 0.25%, of the assets of the R4 share class.

Fiscal Year ("FY") Ending 9/30/2020 - Brief Review

FY-Q1, 2020
The first quarter of fiscal year 2020 began with the S&P 500 Index (the "S&P 500") posting +8.53%. This performance was largely driven by trade agreements with Mexico and Canada (USMCA) and Phase 1 of the trade agreement with China being agreed upon. In addition to the aforementioned trade agreements, BREXIT was approved in Great Britain with the anticipation these agreements will increase the USA's GDP by .50%-1.0% for 2020. Some economic fundamentals remained strong for this quarter as well. Consumer Confidence was strong, Building Permits were strong, Unemployment was very low, and the S&P 500 was in the process of posting a +28% gain for calendar year 2019.

Standard and Poor's 500 Index
9-30-2019
2,976.74
12-31-2019
3,230.78
+8.53%
(FY-Q1)
Oct 19
Nov 19
Dec 19
Jan 20

FY-Q2, 2020 (part 1)
The second quarter of fiscal year 2020 can be split into two parts. Part 1 was continued growth and momentum established by the S&P 500 through calendar year 2019 with it peaking on February 19, 2020, at +13.75% for the FY.

Standard and Poor's 500 Index
2-19-2020
3,386.15
+13.75%
(FY-YTD)
9-30-2019
2,976.74
12-31-2019
3,230.78
+8.53%
(FY-Q1)
Oct 19
Nov 19
Dec 19
Jan 20
Feb 20

Past performance is no guarantee of future results.

1

ANNUAL REPORT

THE E-Valuator FUNDS
Letter to Shareholders - continued (unaudited)September 30, 2020

FY-Q2, 2020

Part 2 of the second quarter was disastrous. Both stocks and bonds sold off throughout the month of March due to the COVID-19 pandemic. The US economy was shutdown, except for "essential businesses". From peak-to-trough (February 19th to March 23rd) the S&P 500 lost -33.93%. The slight recovery in the last week of the quarter netted a -20.7% return for the quarter, resulting in a -13.18% return YTD for the fiscal year. A couple historic notes regarding this quarter. It only took 20 days for the S&P 500 to go from peak levels to bear market level (-20%) which is less than half the number of days (42) it took during the next fastest selloff back in 1929. Also, this quarter's performance marked the worst Q1 calendar performance in the history of the S&P 500.

Standard and Poor's 500 Index
2-19-2020
3,386.15
+13.75%
(FY-YTD)
9-30-2019
2,976.74
12-31-2019
3,230.78
+8.53%
(FY-Q1)
3-31-2020
2,584.59
-13.18%
(FY Q2-YTD)
3-23-2020
2,237.40
-33.93%
(from peak)
Oct 19
Nov 19
Dec 19
Jan 20
Feb 20
Apr 20

FY-Q3, 2020

Q3 of fiscal year 2020 was equally historic. The S&P 500 had its best performance during the month of April, +12.68%, since 1938. The continued recovery culminated into the S&P 500's best Q2 calendar performance since 1935. Stocks were back in positive territory after the 3rd quarter of fiscal 2020 posting a YTD return of +4.15%.

Standard and Poor's 500 Index
9-30-2019
2,976.74
12-31-2019
3,230.78
+8.53%
(FY-Q1)
3-31-2020
2,584.59
-13.18%
(FY Q2-YTD)
6-30-2020
3,100.29
+4.15%
(FY Q3-YTD)
Oct 19
Nov 19
Dec 19
Jan 20
Feb 20
Mar 20
Apr 20
May 20
Jun 20
Jul

FY-Q4, 2020

The first 2 months of Q4 fiscal year 2020 experienced the continued recovery from the previous quarter. However, the lack of another stimulus package resulted in the market peaking for the fiscal year on September 2nd, only to give back some of the gains by the end of the month. The net performance of the S&P 500 for fiscal year 2020 was +12.97%.

Standard and Poor's 500 Index
3,500
2,500
2,000
9-30-2019
2,976.74
12-31-2019
3,230.78
+8.53%
(FY-Q1)
3-31-2020
2,584.59
-13.18%
(FY Q2-YTD)
6-30-2020
3,100.29
+4.15%
(FY Q3-YTD)
9-30-2020
3,363.00
+12.97%
(FY 2020)
Oct 19
Nov 19
Dec 19
Jan 20
Feb 20
Mar 20
Apr 20
May 20
Jun 20
Jul 20
Aug 20
Sep 20

2

Past performance is no guarantee of future results.

ANNUAL REPORT

THE E-Valuator FUNDS
Letter to Shareholders - continued (unaudited)September 30, 2020

This Annual Review and Outlook pertain to the following Funds:

Each E-Valuator RMS (Risk-Managed Strategy) investment functions as an asset management service wrapped inside the structure of an open-end mutual fund. The E-Valuator analytical software is used to select the underlying investments, i.e., mutual funds and exchange-traded funds (ETF's), thereby making these investments a fund-of-funds (FOF).

The E-Valuator RMS funds are diversified, asset allocation funds. Diversification is accomplished by allocating assets across multiple asset classes, i.e., domestic bonds, foreign bonds, domestic stocks, and foreign stocks. The asset allocation for each Fund is continually adjusted based on a proprietary allocation model that incorporates both technical analysis and fundamental analysis utilizing multiple economic indicators (explained later) that seeks to maximize return while staying within the stated volatility goals for each Fund.

The E-Valuator RMS funds offer 2 classes of shares, i.e., Service shares and R4 shares. The difference between these share classes is the amount of revenue paid to an investment professional directly from the Fund. The Service share class pays zero basis points, 0.00%, to an investment professional, while the R4 share class may pay up to 25 basis points, 0.25%, of the assets of the R4 share class.

Fiscal Year ("FY") Ending 9/30/2020 - Brief Review

FY-Q1, 2020

The first quarter of fiscal year 2020 began with the S&P 500 Index (the "S&P 500") posting +8.53%. This performance was largely driven by trade agreements with Mexico and Canada (USMCA) and Phase 1 of the trade agreement with China being agreed upon. In addition to the aforementioned trade agreements, BREXIT was approved in Great Britain with the anticipation these agreements will increase the USA's GDP by .50%-1.0% for 2020. Some economic fundamentals remained strong for this quarter as well. Consumer Confidence was strong, Building Permits were strong, Unemployment was very low, and the S&P 500 was in the process of posting a +28% gain for calendar year 2019.

Standard and Poor's 500 Index
9-30-2019
2,976.74
12-31-2019
3,230.78
+8.53%
(FY-Q1)
Oct 19
Nov 19
Dec 19
Jan 20

FY-Q2, 2020 (part 1)

The second quarter of fiscal year 2020 can be split into two parts. Part 1 was continued growth and momentum established by the S&P 500 through calendar year 2019 with it peaking on February 19, 2020, at +13.75% for the FY.

Standard and Poor's 500 Index
2-19-2020
3,386.15
+13.75%
(FY-YTD)
9-30-2019
2,976.74
12-31-2019
3,230.78
+8.53%
(FY-Q1)
Oct 19
Nov 19
Dec 19
Jan 20
Feb 20

Past performance is no guarantee of future results.

1

Top Performing Morningstar categories

In general, Domestic stock categories outperformed Foreign stocks, per Morningstar, Inc. Of the 3 sizes of companies (Large = >$10 billion; Medium = $2-$10 billion; or Small = <$2 billion), Large company stocks had the best year. Also, of the two different Management Styles (Growth Style = more momentum based, or Value Style = more financial based), Growth Style management outperformed Value Style management over this timeframe. As a result, the top performing investment category for fiscal year 2020 was Domestic, Large-cap Growth stocks, with Domestic, Small-cap, Value stocks posting the poorest performance.

Foreign stocks did not perform as well as Domestic stocks primarily due to the COVID-19 virus causing economic shutdowns throughout Europe and Asia. Likewise, a strong dollar and the imposition of tariffs were burdensome on Foreign stocks. Foreign, Small-Mid cap, Growth stocks performed the best in 2019, per Morningstar, Inc., with Foreign, Large-cap, Value stocks posting the poorest performance.

How did the E-Valuator RMS funds manage this historic volatility?

December, 2019: The equity (stock) allocation for each E-Valuator Fund was increased to 75% of its maximum equity allocation range based on the optimistic outlook for calendar year 2020 resulting from the completion of the previously identified trade agreements and the economic fundamentals present at that time.

March 19, 2020: The equity (stock) allocation for each E-Valuator Fund was increased to 95% of its maximum equity allocation range after the market had sold off more than -30% from its peak on February 19, 2020. A significant factor in this decision was the announcement of economic stimulus provided by the Federal Reserve and U.S. government. Unknowingly, the stock market bottomed 2 business days later.

Early July, 2020: The equity (stock) allocation for each E-Valuator Fund was decreased to 75% of its maximum equity allocation range to capture some of the gains that resulted from the March re-allocation.

Early August, 2020: With the U.S. Dollar weakening versus other currencies, we re-apportioned a larger amount of the equity allocation for each Fund from domestic stocks to international stocks.

Last week of September, 2020: With the second waive of COVID-19 beginning to spread across Europe, we reduced the equity allocation for international holdings and increased the equity apportionment for domestic holdings.

Fiscal Year Performance vs. Morningstar Peer Group Average

Below is the performance history for the Service share class of each E-Valuator RMS fund for the fiscal year ending September 30, 2020. The performance for each Fund's respective Morningstar peer group over the same time period has been provided for comparative purposes. Also, the fact sheets for each Fund as of September 30, 2020 have been included with this letter. These fact sheets provide additional performance history along with the important fund level information. Please take a moment to review the information contained on each fact sheet.

	Very Conservative RMS Fund	Conservative RMS Fund	Conserv./Moderate RMS Fund
Equity Allocation Range:	0% to 15%	15% to 30%	30% to 50%
Fund's performance:	**3.81%**	**5.36%**	**6.20%**
Morningstar Peer Group:	3.85%	3.85%	4.38%
Morningstar Peer Group Name	US Fund 15%-30% Equity Allocation	US Fund 15%-30% Equity Allocation	US Fund 30%-50% Equity Allocation

	Moderate RMS Fund	Growth RMS Fund	Aggressive Growth RMS Fund
Equity Allocation Range:	50% to 70%	70% to 85%	85% to 99%
Fund's performance:	**8.17%**	**11.49%**	**11.01%**
Morningstar Peer Group:	6.28%	4.62%	6.14%
Morningstar Peer Group Name	US Fund 50%-70% Equity Allocation	US Fund 70%-85% Equity Allocation	US Fund 85%+ Equity Allocation

Please note: Morningstar, Inc. does not have a 0% to 15% Equity Allocation peer group. As a result, the Very Conservative Fund, which maintains an equity allocation range from 0% to 15%, is included in a group of peers that has up to 30% allocated to equities.

Performance is the result of investment selection and active management. The E-Valuator software, an industry leading investment analytical tool, is the backbone to the underlying investment selection, monitoring, and replacement process. The active management component for each E-Valuator RMS Fund involves an ongoing diversified, asset allocation process that maintains a minimum/maximum equity allocation range commensurate to each Fund's volatility goals. Each E-Valuator RMS Fund is actively managed throughout the year based within their respective equity allocation range. Each Fund's 2020 performance was driven by the performance of the high-quality underlying holdings, as well as the active management throughout a very volatile year for the stock and bond markets. One of the most impactful active management moves that impacted the Funds in 2020 was management's decision to increase the equity allocation for each Fund relative to its respective range on March 19th, the Thursday prior to the S&P 500's bottom on Monday, March 23rd. A second impactful active management decision came in early August when the Funds overweighted international equities due to the weakening of the US dollar vs other currencies.

3

Past performance is no guarantee of future results.

ANNUAL REPORT

THE E-Valuator FUNDS
Letter to Shareholders - continued (unaudited)September 30, 2020

Investment Business Cycle

We recognize there are **4 phases** to an investment business cycle, which are: expansion, peak, contraction, and base. The longest economic expansion in the history of the U.S. continued through February, 2020.

PEAK
CONTRACTION
BASE
EXPANSION

Asset Allocation Zones

We established **8 Asset Allocation Zones** throughout these 4 phases. Asset Allocation Zone determination is based on the changes in multiple economic indicators we monitor on a monthly basis. At the end of Q1 of this fiscal year, we felt we had transitioned from Zone 4 back to Zone 3 due to new agreements involving USMCA, Phase 1 with China, and BREXIT. Unfortunately, we quickly transitioned into Zone 7 by the end of March, 2020, and after climbing back to an expanding economy we feel we are currently in the midst of the lower part of Zone 2. We anticipate the next progression for our economy for fiscal year ending September, 2021, will be to rotate into Zone 3.

5
6
7
8
1
2
3
4
PEAK
CONTRACTION
BASE
EXPANSION
Current Position

Economic Indicators

Our pragmatic approach to asset allocation decisions is influenced by multiple economic fundamentals. We utilize 7 Primary Indicators and an additional 18 indicators that are considered to be "Secondary" in nature to help validate, i.e. support, our conclusions based on information derived from the Primary Indicators. The 7 Primary Indicators are listed below along with a descriptive illustrations between Zone 3 and Zone 7 as to how the indicators look between these two extreme Zones.

1. **Building Permits**
2. **Manufacturing Orders**
3. **Consumer Sentiment**
4. **Yield Spread**
5. **S&P 500 Earnings**
6. **Unemployment**
7. **Federal Reserve Rate**

Zone 3 Primary Indicator trending:

Bldg Permits: ↑ Rising	S&P 500: ↑ Rising
Mfg Orders: ↑ Rising	Unemployment: ↓ Dropping
Sentiment: ↑ Rising	Fed Reserve Rate: ↑ Rising
Yield Spread: ↗ ↔ Continued Incline; Beginning to Flatten	
3	

Resembling the 2017 Calendar Year

Zone 7 Primary Indicator trending:

Bldg Permits: ↓ Dropping	S&P 500: ↓ Dropping
Mfg Orders: ↓ Dropping	Unemployment: ↑ Rising
Sentiment: ↓ Dropping	Fed Reserve Rate: ↓ Dropping
Yield Spread: ↘ ↔ Continued Decline; Beginning to Flatten	
7	

Resembling the 2008 Calendar Year

ARROW		◄ LEGEND
Dark Green	↑	The trend is **Rising**
Light Green	↗	The trend is beginning to **Incline** or is **Tapering** toward the trend's end
Yellow	↔	The trend is currently **Flat**
Light Red	↘	The trend is beginning to **Decline** or is **Tapering** toward the trend's end
Dark Red	↓	The trend is **Dropping**

4

ANNUAL REPORT

THE E-Valuator FUNDS
Letter to Shareholders - continued (unaudited)September 30, 2020

2021 Outlook

We believe 2021 looks to be positioned very favorably for equities. Our economy is driven by spending from consumers, businesses, and the government. Of these 3, consumer spending typically contributes to over 65% of our economy. As a result, it is important to track consumer sentiment, which is improving coming out of the recession. Government spending does not appear to be slowing down with the potential for more stimulus in the latter part of 2020, or early 2021.

Topical Outlook

We continually collect and compile economic information from the world's largest money management firms, i.e. JP Morgan, Blackrock, Goldman Sachs, etc., to help formulate our outlook for future allocations. Basically, we capture this highly valued information from thousands of research analysts working inside these firms and compare their notes to obtain a consensus perspective. Below is our outlook for 2021 based on this data.

- **2021 Recession** - we do not foresee a recession for 2021 unless there is a need for another economic shutdown due to COVID-19. A recession is defined as 2 consecutive quarters of negative GDP. We anticipate consumer demand (sentiment) staying strong, unemployment improving, the Federal Reserve maintaining interest rates near 0%, several COVID-19 vaccines coming to the market, and the potential of added stimulus programs.
- **Corporate Earnings** - year-over-year (YOY) corporate earnings are expected to continually improve as the US economy continues to open as the year progresses.
- **Unemployment** - we anticipate unemployment will continually decline throughout 2021.
- **GDP** - we anticipate GDP will be strong throughout 2021.
- **Inflation** - we anticipate inflation may start to exceed the Federal Reserve's target range of 2.0% and 2.5% by Q4 of 2021.
- **Currency** - we anticipate the US dollar to weaken throughout the year vs. foreign currencies.
- **Fixed Income** - we do not expect the Federal Reserve to make any substantial changes to the Federal Funds Rate in 2021.
- **Domestic Equities** - based on the strength of economic fundamentals, consumer sentiment, and successful trade agreements, we feel the S&P 500 could post significant performance relative to inflation for 2021. We feel the S&P 500 has the potential of reaching 3,750-3,800 by the end of 2021. (The S&P 500 closed at 3,363 on September 30, 2020).
- **Foreign Equities** - the new trade agreements with China, Mexico, Canada, South Korea, and Japan contribute to a positive outlook for 2021, in addition to an expected weakening US dollar vs. other currencies. We anticipate foreign markets to outperform domestic markets in the latter half of 2021, assuming the impact of the COVID-19 is eventually contained. COVID-19 is the "outlier" at this time regarding both domestic and global GDP for the fiscal year ending September 30, 2021.

5

ANNUAL REPORT

THE E-Valuator FUNDS
Letter to Shareholders - continued (unaudited)September 30, 2020

General Disclosure: The material in not intended to be relied upon as a forecast, research, or investment advice, and is not a recommendation, offer, or solicitation to buy or sell any securities or to adopt any investment strategy. The opinions expressed are as of November 1, 2020, and may change as subsequent conditions vary. Commentaries contained in this report are provided as a general source of information based on proprietary and non-proprietary sources deemed to be reliable but are not guaranteed to be accurate. This material may contain "forward looking" information that is not purely historical in nature. Such information may include among other things, projections and forecasts. There is not guarantee that any forecasts made will come to pass. Reliance upon information in this material is at the sole discretion of the reader. Every effort has been made to ensure the accuracy of these commentaries at the time of publication, however, accuracy cannot be guaranteed. Market conditions may change and the manager accepts no responsibility for individual decisions arising from the use of or reliance on the information contained herein. This report does not take into account any investor's particular investment objectives, strategies, tax status or investment horizon.

The **S&P 500** or Standard & Poor's 500 Index is a market-capitalization-weighted index of the 500 largest U.S. publicly traded companies.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

RISK DISCLOSURE: There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. These and other risks are described more fully in the Funds' prospectus.

Distributed by First Dominion Capital Corp., Richmond, VA. Member FINRA

www.evaluatorfunds.com

6

7

ANNUAL REPORT

7

ANNUAL REPORT

ANNUAL REPORT

The E-Valuator® Risk Managed Strategy Funds

Very Conservative RMS Fund

EVVLX | EVVCX **2020**

Service Class | R4 Class **RMS (Risk Managed Strategy)**

Investor Suitability

Short-term loss tolerance	**Very low**
Stock market risk exposure	**Minimal**
Inflation risk exposure	**Significant**
Withdrawal target date	**< 2 years**

Performance[1] as of 9/30/2020 (unaudited)

	Average Annual Total Returns				
	QTR	1-YR	3-YR	5-YR	Since Inception[2]
EVVLX	**2.85%**	**3.81%**	**3.55%**	**3.91%**	**3.27%**
EVVCX	**2.81%**	**3.55%**	**3.34%**	**3.67%**	**2.97%**

Expense Ratio Gross/Net:[3] EVVLX 1.12%/0.99%; EVVCX 1.33%/1.24%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2021 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily stability of principal.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 85%-100% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	**1.0% to 3.5%**	
	3-YR	**5-YR**
EVVLX	**6.74%**	**5.36%**
EVVCX	**6.76%**	**5.38%**
Barclays Agg Bond	3.37%	3.15%
S&P 500	17.74%	14.88%
Russell 2000	23.00%	20.08%
MSCI EAFE	15.61%	14.08%

Top 10 Holdings

- Vanguard Interm-Term Bond
- Shenkman Capital Floating Rt Hi Inc Inst
- Vanguard Interm-Term Corp Bond
- Fidelity US Bond Index
- Vanguard Short-Term Corporate Bond
- iShares Intermediate-Term Corp Bond
- Baird Core Plus Bond Inst
- SPDR Portfolio Corporate Bond
- Dodge & Cox Global Bond
- Nuveen Strategic Income R6

Underlying Investments

Morningstar Categories	32
Actively Managed Assets	40%
Passively Managed Assets	60%

Asset Allocation

	Percent
Domestic Large Cap	4.2
Domestic Mid Cap	0.2
Domestic Small Cap	0.1
Foreign Large Cap	0.2
Foreign Sm/Mid Cap	0.0
Bonds	94.3
Money Market	1.0

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by First Dominion Capital Corp., Richmond, VA. Member FINRA/SIPC.

8

ANNUAL REPORT

ANNUAL REPORT

Very Conservative RMS Fund

Portfolio Managers

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $625 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVVLX	EVVCX
CUSIP	98148J105	98148J204
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	1.12%	1.33%
Expense Ratio Net[3]	0.99%	1.24%
AUM Fund Family	$625 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

9

ANNUAL REPORT

ANNUAL REPORT

The E-Valuator® Risk Managed Strategy Funds

Conservative RMS Fund

EVCLX | EVFCX **2020**

Service Class | R4 Class **RMS (Risk Managed Strategy)**

Investor Suitability

Short-term loss tolerance	Low
Stock market risk exposure	Below Ave.
Inflation risk exposure	Above Ave.
Withdrawal target date	2-4 years

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily growth.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 70%-85% of assets into active and passive Underlying Investments focused on fixed income, with the reminder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2020 (unaudited)

	Average Annual Total Returns				
	QTR	1-YR	3-YR	5-YR	Since Inception[2]
EVCLX	**3.96%**	**5.36%**	**4.91%**	**5.63%**	**5.35%**
EVFCX	**3.85%**	**5.01%**	**4.67%**	**5.36%**	**5.08%**

Expense Ratio Gross/Net:[3] EVCLX 0.94%/0.87%; EVFCX 1.19%/1.12%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2021 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Standard Deviation

Goal Range	**2.5% to 5.0%**	
	3-YR	**5-YR**
EVCLX	**8.71%**	**7.12%**
EVFCX	**8.69%**	**7.10%**
Barclays Agg Bond	3.37%	3.15%
S&P 500	17.74%	14.88%
Russell 2000	23.00%	20.08%
MSCI EAFE	15.61%	14.08%

Top 10 Holdings

- Vanguard Interm-Term Corp Bond
- Vanguard Interm-Term Bond
- Shenkman Capital Floating Rt Hi Inc Inst
- Fidelity US Bond Index
- Baird Core Plus Bond Inst
- Vanguard Short-Term Corporate Bond
- iShares Intermediate-Term Corp Bond
- SPDR Portfolio Corporate Bond
- Dodge & Cox Global Bond
- Nuveen Strategic Income R6

Underlying Investments

Morningstar Categories	34
Actively Managed Assets	39%
Passively Managed Assets	61%

Asset Allocation

	Percent
Domestic Large Cap	14.8
Domestic Mid Cap	1.1
Domestic Small Cap	0.5
Foreign Large Cap	1.3
Foreign Sm/Mid Cap	0.4
Bonds	81.1
Money Market	0.8

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by First Dominion Capital Corp., Richmond, VA. Member FINRA/SIPC.

10

ANNUAL REPORT

ANNUAL REPORT

Conservative RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $625 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVCLX	EVFCX
CUSIP	98148J303	98148J402
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	0.94%	1.19%
Expense Ratio Net[3]	0.87%	1.12%
AUM Fund Family	$625 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured
evaluatorfunds.com

11

ANNUAL REPORT

ANNUAL REPORT

The E-Valuator® Risk Managed Strategy Funds

Conservative/Moderate RMS Fund

EVTTX | EVFTX **2020**

Service Class | R4 Class — RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	**Moderate**
Stock market risk exposure	**Below Ave.**
Inflation risk exposure	**Above Ave.**
Withdrawal target date	**4-6 years**

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide income and secondarily growth.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 50%-70% of assets into active and passive Underlying Investments focused on fixed income, with the reminder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2020 (unaudited)

	Average Annual Total Returns				
	QTR	1-YR	3-YR	5-YR	Since Inception[2]
EVTTX	**5.35%**	**6.20%**	**4.20%**	**6.18%**	**4.91%**
EVFTX	**5.26%**	**6.39%**	**4.18%**	**6.03%**	**4.49%**

Expense Ratio Gross/Net:[3] EVTTX 1.14%/0.97%; EVFTX 1.39%/1.22%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2021 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Standard Deviation

Goal Range	4.0% to 6.5%	
	3-YR	5-YR
EVTTX	**11.66%**	**9.75%**
EVFTX	**11.68%**	**9.76%**
Barclays Agg Bond	3.37%	3.15%
S&P 500	17.74%	14.88%
Russell 2000	23.00%	20.08%
MSCI EAFE	15.61%	14.08%

Top 10 Holdings

- Vanguard Interm-Term Corp Bond
- Fidelity US Bond Index
- Vanguard Interm-Term Bond
- Shenkman Capital Floating Rt Hi Inc Inst
- iShares Intermediate-Term Corp Bond
- Schwab US Large-Cap Growth
- Schwab US Dividend Equity
- Dodge & Cox Global Bond
- Schwab S&P 500 Index
- iShares Core Dividend Growth

Underlying Investments

Morningstar Categories	34
Actively Managed Assets	36%
Passively Managed Assets	64%

Asset Allocation

	Percent
Domestic Large Cap	23.6
Domestic Mid Cap	2.9
Domestic Small Cap	1.0
Foreign Large Cap	4.0
Foreign Sm/Mid Cap	0.8
Bonds	66.9
Money Market	0.8

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by First Dominion Capital Corp., Richmond, VA. Member FINRA/SIPC.

12

ANNUAL REPORT

ANNUAL REPORT

Conservative/Moderate RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $625 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVTTX	EVFTX
CUSIP	98148J501	98148J600
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	1.14%	1.39%
Expense Ratio Net[3]	0.97%	1.22%
AUM Fund Family	$625 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

13

ANNUAL REPORT

ANNUAL REPORT

Moderate RMS Fund

EVMLX | EVFMX **2020**

Service Class | R4 Class   RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	Acceptable
Stock market risk exposure	Average
Inflation risk exposure	Average
Withdrawal target date	6-9 years

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective to provide principal growth and income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 30%-50% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2020 (unaudited)

	Average Annual Total Returns				
	QTR	1-YR	3-YR	5-YR	Since Inception[2]
EVMLX	**6.68%**	**8.17%**	**6.24%**	**8.04%**	**7.56%**
EVFMX	**6.58%**	**7.88%**	**5.97%**	**7.75%**	**7.29%**

Expense Ratio Gross/Net:[3] EVMLX 0.87%/0.80%; EVFMX 1.12%/1.05%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2021 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Standard Deviation

Goal Range	**5.5% to 8.5%**	
	3-YR	**5-YR**
EVMLX	**14.17%**	**11.63%**
EVFMX	**14.15%**	**11.62%**
Barclays Agg Bond	3.37%	3.15%
S&P 500	17.74%	14.88%
Russell 2000	23.00%	20.08%
MSCI EAFE	15.61%	14.08%

Top 10 Holdings

- Schwab US Large-Cap Growth
- Schwab® S&P 500 Index
- Vanguard Interm-Term Corp Bond
- Schwab US Dividend Equity
- iShares Core Dividend Growth
- Vanguard Interm-Term Bond
- iShares Global 100
- SPDR® Portfolio Developed Wld ex-US
- Shenkman Capital Floating Rt Hi Inc Inst
- American Funds New Perspective R6

Underlying Investments

Morningstar Categories	36
Actively Managed Assets	30%
Passively Managed Assets	70%

Asset Allocation

	Percent
Domestic Large Cap	32.1
Domestic Mid Cap	8.1
Domestic Small Cap	2.6
Foreign Large Cap	8.9
Foreign Sm/Mid Cap	1.6
Bonds	46.2
Money Market	0.5

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by First Dominion Capital Corp., Richmond, VA. Member FINRA/SIPC.

14

ANNUAL REPORT

ANNUAL REPORT

Moderate RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $625 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVMLX	EVFMX
CUSIP	98148J709	98148J808
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	0.87%	1.12%
Expense Ratio Net[3]	0.80%	1.05%
AUM Fund Family	$625 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

15

ANNUAL REPORT

ANNUAL REPORT

Growth RMS Fund

EVGLX | EVGRX — 2020

Service Class | R4 Class — RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	High
Stock market risk exposure	Above Ave.
Inflation risk exposure	Below Ave.
Withdrawal target date	9-12 years

Performance[1] as of 9/30/2020 (unaudited)

	Average Annual Total Returns				
	QTR	1-YR	3-YR	5-YR	Since Inception[2]
EVGLX	**7.72%**	**11.49%**	**7.15%**	**9.29%**	**9.11%**
EVGRX	**7.68%**	**11.30%**	**6.89%**	**9.01%**	**8.78%**

Expense Ratio Gross/Net:[3] EVGLX 0.86%/0.79%; EVGRX 1.12%/1.05%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2021 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Top 10 Holdings

- Schwab US Large-Cap Growth
- Schwab S&P 500 Index
- iShares Global 100
- Schwab US Dividend Equity
- Vanguard Mid-Cap
- American Funds New Perspective R6
- iShares Core Dividend Growth
- Harbor Global Leaders Instl
- SPDR Portfolio Developed Wld ex-US
- Vanguard Mid-Cap Value

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

Underlying Investments

Morningstar Categories	36
Actively Managed Assets	26%
Passively Managed Assets	74%

Asset Allocation

	Percent
Domestic Large Cap	35.2
Domestic Mid Cap	13.1
Domestic Small Cap	5.5
Foreign Large Cap	14.9
Foreign Sm/Mid Cap	2.8
Bonds	28.0
Money Market	0.5

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective long-term growth and and secondarily current income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 15%-30% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Standard Deviation

Goal Range	**8.0% to 11%**	
	3-YR	**5-YR**
EVGLX	**16.01%**	**13.40%**
EVGRX	**16.05%**	**13.44%**
Barclays Agg Bond	3.37%	3.15%
S&P 500	17.74%	14.88%
Russell 2000	23.00%	20.08%
MSCI EAFE	15.61%	14.08%

evaluatorfunds.com

Distributed by First Dominion Capital Corp., Richmond, VA. Member FINRA/SIPC.

16

ANNUAL REPORT

ANNUAL REPORT

Growth RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $625 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVGLX	EVGRX
CUSIP	98148J881	98148J873
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	0.86%	1.12%
Expense Ratio Net[3]	0.79%	1.05%
AUM Fund Family	$625 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

17

ANNUAL REPORT

ANNUAL REPORT

The E-Valuator® Risk Managed Strategy Funds

Aggressive Growth RMS Fund

EVAGX | EVFGX 2020

Service Class | R4 Class RMS (Risk Managed Strategy)

Investor Suitability

Short-term loss tolerance	**Very high**
Stock market risk exposure	**Significant**
Inflation risk exposure	**Minimal**
Withdrawal target date	**> 12 years**

Investment Strategy

- "Fund-of-funds" that seeks as its primary objective long-term total return through principal appreciation and secondarily current income.
- Diversifies assets across industry-leading mutual funds and ETFs (Underlying Funds) based the team's outlook. Targets 3- and 5- year horizons that maintain the Fund's volatility (standard deviation) within a specified range and meet the rigorous performance tolerance demands of The E-Valuator analytical software (e-valuator.com).
- The E-Valuator software searches, screens and selects Underlying Investments based on 40 plus criteria (i.e., management tenure, volatility, fees, risk-adjusted return) set by the team. Daily oversight identifies lagging performance and suggests replacement funds to optimize return.
- Generally allocates 1%-15% of assets into active and passive Underlying Investments focused on fixed income, with the remainder to equity securities.
- Rebalanced periodically as the Underlying Investment balances vary +/- 10% from their original allocations.

Performance[1] as of 9/30/2020 (unaudited)

	Average Annual Total Returns				
	QTR	1-YR	3-YR	5-YR	Since Inception[2]
EVAGX	**8.55%**	**11.01%**	**6.58%**	**9.23%**	**9.01%**
EVFGX	**8.54%**	**10.74%**	**6.30%**	**8.94%**	**8.54%**

Expense Ratio Gross/Net:[3] EVAGX 0.89%/0.82%; EVFGX 1.15%/1.08%
[2]Inception: 2-29-2012

Performance data quoted represents past performance. The Fund's past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. To obtain performance data current to the most recent month end, please call 888-507-2798.

[3]The Adviser has agreed to waive 0.07% of its management fee. The Adviser may not terminate this contractual arrangement prior to January 31, 2021 except pursuant to mutual consent between the Fund and the Adviser or in the event that the investment advisory agreement is terminated. Without this waiver, expenses would be higher and performance would be lower.

Standard Deviation

Goal Range	**9.5% to 13.5%**	
	3-YR	5-YR
EVAGX	**17.70%**	**14.77%**
EVFGX	**17.68%**	**14.76%**
Barclays Agg Bond	3.37%	3.15%
S&P 500	17.74%	14.88%
Russell 2000	23.00%	20.08%
MSCI EAFE	15.61%	14.08%

Top 10 Holdings

- Schwab US Large-Cap Growth
- Vanguard Mid-Cap
- American Funds New Perspective R6
- Schwab S&P 500 Index
- iShares Global 100
- SPDR Portfolio Developed Wld ex-US
- Fidelity Emerging Markets Idx
- Schwab US Dividend Equity
- Fidelity Small Cap Index
- iShares Core Dividend Growth

Underlying Investments

Morningstar Categories	36
Actively Managed Assets	24%
Passively Managed Assets	76%

Asset Allocation

	Percent
Domestic Large Cap	35.5
Domestic Mid Cap	15.7
Domestic Small Cap	8.9
Foreign Large Cap	20.2
Foreign Sm/Mid Cap	5.7
Bonds	13.5
Money Market	0.5

Underlying Investments and Asset Allocation are not recommendations and are subject to change.

evaluatorfunds.com

Distributed by First Dominion Capital Corp., Richmond, VA. Member FINRA/SIPC.

18

ANNUAL REPORT

ANNUAL REPORT

Aggressive Growth RMS Fund

Portfolio Manager

Kevin R. Miller
CEO,
Portfolio Manager

Kevin has served as portfolio manager of The E-Valuator Risk Managed Funds (RMS) since inception in 2012.

He created and began managing risk managed strategies for individual and corporate clients in 1997.

His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments.

In 2012, Kevin successfully launched a series of Risk Managed collective investment trust funds, predecessors to the RMS funds, that provided investment management services to thousands of investors.

About the Adviser

Systelligence, LLC is boutique money manager and a registered investment advisory firm located in Bloomington, Minnesota. The firm manages six mutual funds totaling approximately $625 Million USD in assets under management.

It employs an open architecture for a fund of funds strategy. Each of the six funds is fully diversified and represents a different level of risk-tolerance.

About The E-Valuator Software

Developed by Kevin Miller, The E-Valuator is a game-changer for investment performance management. The software combines industry leading control with dynamic charts and reports, providing evidence and documentation for investment selections based on predetermined criteria.

The software underlies the manager selection process for the RMS Funds and is available to advisors. Learn more at e-valuator.com.

Fund Facts

Share Class	Service	R4
Ticker	EVAGX	EVFGX
CUSIP	98148J865	98148J857
Inception Date	2-29-2012	2-29-2012
Minimum Investment	$10,000	$10,000
Sales Load	None	None
Redemption Fee	None	None
Expense Ratio Gross[3]	0.89%	1.15%
Expense Ratio Net[3]	0.82%	1.08%
AUM Fund Family	$625 million	
Adviser	Systelligence, LLC	
Portfolio Manager	Kevin R. Miller	

Learn more

Kevin R. Miller
CEO,
Portfolio Manager

Shareholder Services
888-507-2798
evaluatorfunds.com

E-Valuator Software
855-870-EVAL (3825)
e-valuator.com
info@e-valuator.com

[1]Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

There are risks involved with investing, including loss of principal. Current and future portfolio holdings are subject to risks as well. Diversification may not protect against market risk. There is no assurance the goals of the strategies discussed will be met. International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from difference in generally accepted accounting in principles or from economic or political instability in other nations. Emerging markets involve heightened risks related to the same factors as well as increased volatility and lower trading volume. Bonds and bond funds will decrease in value as interest rates rise. These and other risks are described more fully in the fund's prospectus. The issuer of a fixed income security may not be able to make interest and principal payments when due. The lower the credit rating of a security, the greater the risk of default on its obligation.

Barclays Aggregate Bond Index - composed of the Barclays Govt/Credit Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index.

S&P 500 Index - consists of 500 domestic large companies as compiled by Standard & Poor's Financial Services, LLC.

Russell 2000 Index - consists of the smallest 2000 companies in the Russell 3000 Index, representing approximately 7% of the Russell market capitalization.

MSCI EAFE - this index is listed for foreign stock funds (EAFE refers to Europe, Australasia, and Far East). Widely accepted as a benchmark for international stock performance, the EAFE Index is an aggregate of 21 individual country indexes that collectively represent many of the major markets of the world.

Standard Deviation - a measure of risk (volatility). A larger standard deviation indicates an investment's performance will likely experience greater fluctuations.

The prospectus should be read carefully before investing. An investor should consider investment objectives, risks, and charges and expenses of the investment company carefully before investing. To obtain a prospectus which contains this and other information, contact your financial advisor, call 888-507-2798, or visit our website at www.evaluatorfunds.com.

Not FDIC Insured

evaluatorfunds.com

ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund

	Total Return	Average Annual Return
	One Year Ended 9/30/2020	5 Years Ended 9/30/2020	Since Inception* 02/29/12 to 09/30/20
The E-Valuator Very Conservative (0%-15%) RMS Fund - Service:	3.81%	3.91%	3.27%
The E-Valuator Very Conservative (0%-15%) RMS Fund - R4:	3.55%	3.67%	2.97%
Barclays Aggregate Bond Index:	6.98%	4.19%	3.40%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The Barclays Aggregate Bond Index measures the performance of the U.S. investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
Portfolio Composition as of September 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Corporate	30.25%
Aggregate Bond	13.06%
Convertible	2.92%
Large Cap	2.82%
Fixed Income Emerging Market	1.85%
Inflation Protected	1.12%
Broad Market	0.61%
Mid Cap	0.56%
International	0.30%
Global Markets	0.27%
Small Cap	0.07%
Mutual Funds:
Aggregate Bond	17.13%
Bank Loans	9.45%
Foreign Aggregate	5.46%
High Yield Bond	3.97%
Emerging Market Stock	1.95%
Convertible	1.73%
Blend Large Cap	1.30%
Inflation Protected	1.15%
Growth Large Cap	1.07%
Growth Broad Market	0.43%
Value Large Cap	0.26%
Foreign Growth	0.22%
Foreign Value	0.16%
Blend Broad Market	0.05%
Blend Small Cap	0.04%
Growth Small Cap	0.03%
Foreign Blend	0.02%
98.25%

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of InvestmentsSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 53.83%

AGGREGATE BOND – 13.06%
iShares Core Total USD Bond Market ETF	9,802	$533,033
iShares Ultra Short-Term Bond ETF	10,538	532,907
Vanguard Intermediate-Term Bond ETF	13,653	1,276,282
		2,342,222
BROAD MARKET – 0.61%
iShares Core Dividend Growth ETF	2,739	108,985

CONVERTIBLE – 2.92%
iShares Convertible Bond ETF	6,477	523,018

CORPORATE – 30.25%
iShares 0-5 Year Investment Grade Corporate Bond ETF	12,222	637,011
iShares Fallen Angels USD Bond ETF	4,948	135,130
iShares Intermediate-Term Corporate Bond ETF	12,902	784,571
iShares Short-Term Corporate Bond ETF	9,456	519,229
Pimco Investment Grade-Corporate Bond Index ETF	1,160	133,006
SPDR Portfolio Corporate Bond ETF	21,427	759,159
SPDR Portfolio High Yield Bond ETF	9,796	247,741
VanEck Vectors Investment Grade Floating Rate ETF	7,750	195,377
Vanguard Intermediate-Term Corporate Bond ETF	12,511	1,198,554
Vanguard Short-Term Corporate Bond ETF	9,863	817,149
		5,426,927

FIXED INCOME EMERGING MARKET – 1.85%
Vanguard Emerging Markets Government Bond ETF	4,219	332,879

GLOBAL MARKETS – 0.27%
FlexShares International Quality Dividend Dynamic Index ETF	442	10,188
iShares Global 100 ETF	353	19,874
Vanguard Total World Stock ETF	219	17,660
		47,722

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INFLATION PROTECTED – 1.12%
Schwab U.S. Tips ETF	3,252	$200,421

INTERNATIONAL – 0.30%
iShares core MSCI Total International Stock ETF	159	9,276
Renaissance International IPO ETF	168	5,425
Schwab International Small-Cap Equity ETF	166	5,400
SPDR Portfolio Developed World ex-US ETF	360	10,534
Vanguard Total International Stock ETF	450	23,476
		54,111

LARGE CAP – 2.82%
Invesco QQQ Trust Series 1 ETF	71	19,727
iShares Russell Top 200 ETF	567	46,040
Schwab Fundamental U.S. Large Company Index ETF	911	35,283
Schwab U.S. Dividend Equity ETF	2,076	114,803
Schwab U.S. Large-Cap Growth ETF	1,336	153,867
SPDR Portfolio S&P 500 Value ETF	1,494	45,119
Vanguard Large-Cap ETF	585	91,517
		506,356
MID CAP – 0.56%
iShares Morningstar Mid-Cap Growth ETF	45	14,420
Vanguard Mid-Cap ETF	202	35,604
Vanguard Mid-Cap Growth ETF	133	23,959
Vanguard Mid-Cap Value ETF	258	26,153
		100,136
SMALL CAP – 0.07%
Vanguard Small-Cap Growth ETF	16	3,439
Vanguard Small-Cap Value ETF	82	9,072
		12,511

TOTAL EXCHANGE TRADED FUNDS – 53.83%
(Cost: $ 9,191,951)		9,655,288

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MUTUAL FUNDS – 44.42%

AGGREGATE BOND – 17.13%
Baird Core Plus Bond Fund Institutional Class	65,777	$799,849
Delaware Strategic Income Fund Institutional Class	20,809	172,300
Fidelity US Bond Index Fund	83,715	1,049,787
Nuveen Strategic Income Fund R6	62,262	683,636
Vanguard Core Bond Fund Admiral Class	4,843	105,867
Wells Fargo Core Plus Bond Fund R6 Class	18,986	260,492
		3,071,931

BANK LOANS – 9.45%
Shenkman Capital Floating Rate High Income Fund Institutional Class	139,328	1,284,602
T. Rowe Price Institutional Floating Rate Fund	43,283	410,323
		1,694,925

BLEND BROAD MARKET – 0.05%
U.S. Vector Equity Portfolio Institutional Class	516	8,632

BLEND LARGE CAP – 1.30%
DFA Enhanced US Large Company Portfolio Institutional Class	2,535	36,586
DFA US Large Company Portfolio Institutional Class	1,422	36,661
JPMorgan U.S. Research Enhanced Equity Fund Class R6	1,258	36,644
Schwab S&P 500 Index Fund	2,356	122,856
		232,747

BLEND SMALL CAP – 0.04%
Fidelity Small Cap Index Fund	359	6,889

CONVERTIBLE – 1.73%
AllianzGI Convertible Fund Institutional Class	8,151	310,064

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EMERGING MARKET STOCK – 1.95%
Vanguard Emerging Markets Bond Fund Admiral Class	12,834	$350,381

FOREIGN AGGREGATE – 5.46%
Delaware Diversified Income Fund R6 Class	28,712	266,443
Dodge & Cox Global Bond Fund	61,350	712,278
		978,721

FOREIGN BLEND – 0.02%
AB FlexFee International Strategic Core Portfolio Advisor Class	327	3,472

FOREIGN GROWTH – 0.22%
Vanguard International Growth Fund Admiral Class	300	40,310

FOREIGN VALUE – 0.16%
Vanguard International Value Fund Investor Class	886	29,314

GROWTH BROAD MARKET – 0.43%
American New Perspective Fund R6 Class	1,423	76,756

GROWTH LARGE CAP – 1.07%
JPMorgan Large Cap Growth Fund Class R6	1,170	68,982
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	1,657	74,843
Vanguard U.S. Growth Fund Admiral Class	318	48,916
		192,741

GROWTH SMALL CAP – 0.03%
JPMorgan Small Cap Growth Fund R6 Class	232	5,879

HIGH YIELD BOND – 3.97%
AB FlexFree High Yield Portfolio Advisor Class	14,383	133,766
Vanguard High-Yield Corporate Fund Admiral Class	99,959	577,762
		711,528

The E-Valuator Very Conservative (0%-15%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INFLATION PROTECTED – 1.15%
DFA Inflation Protected Securities Portfolio Institutional Class	8,076	$106,113
DFA LTIP Portfolio Institutional Class	8,118	100,991
		207,104

VALUE LARGE CAP – 0.26%
Vanguard Value Index Fund Admiral Class	1,137	46,410

TOTAL MUTUAL FUNDS – 44.42%
(Cost: $ 7,469,921)		7,967,804

TOTAL INVESTMENTS – 98.25%
(Cost: $ 16,661,872)		17,623,092
Other assets, net of liabilities – 1.75%		314,442
NET ASSETS – 100.00%		$17,937,534

ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund

	Total Return	Average Annual Return
	One Year Ended 9/30/2020	5 Years Ended 9/30/2020	Since Inception* 02/29/12 to 09/30/20
The E-Valuator Conservative (15%-30%) RMS Fund - Service:	5.36%	5.63%	5.35%
The E-Valuator Conservative (15%-30%) RMS Fund - R4:	5.01%	5.36%	5.08%
Barclays Aggregate Bond Index:	6.98%	4.19%	3.40%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The Barclays Aggregate Bond Index measures the performance of the U.S investment grade bond market. The index invests in a wide spectrum of public, investment grade, taxable, fixed income securities in the United States - including government, corporate and international dollar denominated bonds as well as mortgage-backed and asset-backed securities, all with maturities of less than one year.

ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
Portfolio Composition as of September 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Corporate	23.63%
Aggregate Bond	9.97%
Large Cap	8.16%
Convertible	2.56%
Broad Market	2.13%
Mid Cap	2.10%
International	1.54%
Fixed Income Emerging Markets	1.09%
Global Markets	1.02%
Inflation Protected	0.93%
Small Cap	0.34%
Emerging Markets	0.15%
Mutual Funds:
Aggregate Bond	15.79%
Bank Loans	7.41%
Foreign Aggregate	4.38%
Blend Large Cap	3.63%
High Yield Bond	3.34%
Growth Large Cap	2.49%
Emerging Market Stock	2.48%
Foreign Growth	1.81%
Growth Broad Market	1.01%
Convertible	0.98%
Inflation Protected	0.92%
Foreign Value	0.82%
Value Large Cap	0.54%
Blend Broad Market	0.20%
Blend Small Cap	0.13%
Growth Small Cap	0.12%
Foreign Blend	0.11%
Value Mid Cap	0.05%
Money Market Funds	0.47%
100.30%

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of InvestmentsSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 53.62%

AGGREGATE BOND – 9.97%
iShares Core Total USD Bond Market ETF	27,928	$1,518,725
iShares Ultra Short-Term Bond ETF	11,592	586,207
Vanguard Intermediate-Term Bond ETF	39,656	3,707,043
		5,811,975
BROAD MARKET – 2.13%
iShares Core Dividend Growth ETF	31,295	1,245,228

CONVERTIBLE – 2.56%
iShares Convertible Bond ETF	18,434	1,488,546

CORPORATE – 23.63%
iShares 0-5 Year Investment Grade Corporate Bond ETF	22,616	1,178,746
iShares Fallen Angels USD Bond ETF	16,459	449,495
iShares Intermediate-Term Corporate Bond ETF	32,613	1,983,197
iShares Short-Term Corporate Bond ETF	14,051	771,540
Pimco Investment Grade-Corporate Bond Index ETF	3,912	448,550
SPDR Portfolio Corporate Bond ETF	53,600	1,899,048
SPDR Portfolio High Yield Bond ETF	22,813	576,941
VanEck Vectors Investment Grade Floating Rate ETF	19,670	495,881
Vanguard Intermediate-Term Corporate Bond ETF	40,983	3,926,171
Vanguard Short-Term Corporate Bond ETF	24,628	2,040,430
		13,769,999

EMERGING MARKETS – 0.15%
WisdomTree Emerging Markets ex-State-Owned Enterprises ETF	2,591	87,239

FIXED INCOME EMERGING MARKET – 1.09%
Vanguard Emerging Markets Government Bond ETF	8,043	634,593

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments (continued)September 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GLOBAL MARKETS – 1.02%
FlexShares International Quality Dividend Dynamic Index ETF	3,712	$85,565
iShares Global 100 ETF	4,874	274,406
Vanguard Total World Stock ETF	2,897	233,614
		593,585

INFLATION PROTECTED – 0.93%
Schwab U.S. Tips ETF	8,739	538,585

INTERNATIONAL – 1.54%
Invesco FTSE Rafi Developed Markets S-M ETF	1,965	58,439
iShares core MSCI Total International Stock ETF	1,000	58,340
Renaissance International IPO ETF	4,071	131,461
Schwab International Small-Cap Equity ETF	3,125	101,656
SPDR Portfolio Developed world ex-US ETF	11,556	338,129
Vanguard FTSE All World ex US Small Cap ETF	333	35,062
Vanguard Total International Stock ETF	3,372	175,917
		899,004

LARGE CAP – 8.16%
Invesco QQQ Trust Series 1 ETF	1,098	305,068
Invesco S&P 500 top ETF	808	211,648
iShares Russell Top 200 ETF	2,480	201,376
Schwab Fundamental U.S. Large Company Index ETF	7,673	297,175
Schwab U.S. Dividend Equity ETF	17,922	991,087
Schwab U.S. Large-Cap Growth ETF	13,635	1,570,343
SPDR Portfolio S&P 500 Value ETF	11,516	347,783
Vanguard Large-Cap ETF	5,314	831,322
		4,755,802
MID CAP – 2.10%
iShares Morningstar Mid-Cap Growth ETF	455	145,805
Schwab U.S. Mid-Cap ETF	2,278	126,383
Vanguard Mid-Cap ETF	1,948	343,354
Vanguard Mid-Cap Growth ETF	1,720	309,841

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments (continued)September 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Vanguard Mid-Cap Value ETF	2,931	$297,115
		1,222,498

SMALL CAP – 0.34%
Pacer US Small Cap Cash Cows 100 ETF	905	22,934
Vanguard Small-Cap ETF	304	46,755
Vanguard Small-Cap Growth ETF	188	40,407
Vanguard Small-Cap Value ETF	201	22,237
Invesco S&P SmallCap Value with Momentum ETF	2,413	64,830
		197,163

TOTAL EXCHANGE TRADED FUNDS – 53.62%
(Cost: $29,504,307)		31,244,217

MUTUAL FUNDS – 46.21%

AGGREGATE BOND – 15.79%
Baird Core Plus Bond Fund Institutional Class	192,887	2,345,507
Delaware Strategic Income Fund Institutional Class	49,555	410,317
Fidelity US Bond Index Fund	242,600	3,042,209
John Hancock Bond Fund R6 Class	43,011	721,299
State Street Aggregate Bond Indices Fund K Class	149,328	1,639,623
Vanguard Intermediate-Term Bond Index Fund Admiral Class	20,467	447,419
Wells Fargo Core Plus Bond Fund R6 Class	43,463	596,308
		9,202,682

BANK LOANS – 7.41%
Shenkman Capital Floating Rate High Income Fund Institutional Class	333,036	3,070,592
T. Rowe Price Institutional Floating Rate Fund	131,208	1,243,847
		4,314,439

BLEND BROAD MARKET – 0.20%
U.S. Vector Equity Portfolio Institutional Class	7,049	117,933

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments (continued)September 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND LARGE CAP – 3.63%
DFA Enhanced US Large Company Portfolio Institutional Class	14,031	$202,463
DFA US Large Company Portfolio Institutional Class	16,947	437,061
JPMorgan U.S. Research Enhanced Equity Fund Class R6	6,936	202,044
Schwab S&P 500 Index Fund	24,424	1,273,453
		2,115,021

BLEND SMALL CAP – 0.13%
Fidelity Small Cap Index Fund	3,804	72,961

CONVERTIBLE – 0.98%
AllianzGI Convertible Fund Institutional Class	14,943	568,436

EMERGING MARKET STOCK – 2.48%
American Funds New World Fund F3 Class	935	69,195
Fidelity Emerging Markets Index Fund	7,533	82,030
JPMorgan Emerging Markets Equity Fund R6 Class	2,018	73,065
Vanguard Emerging Markets Bond Fund Admiral Class	44,655	1,219,084
		1,443,374

FOREIGN AGGREGATE – 4.38%
Delaware Diversified Income Fund R6 Class	64,428	597,891
Dodge & Cox Global Bond Fund	168,278	1,953,704
		2,551,595

FOREIGN BLEND – 0.11%
AB FlexFee International Strategic Core Portfolio Advisor Class	2,772	29,468
AB Global Core Equity Portfolio Advisor Class	2	34
Kopernik Global All-Cap Fund Institutional Class	2,502	29,422
Vanguard Global Minimum Volatility Fund Admiral Class	218	5,733
		64,657

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments (continued)September 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN GROWTH – 1.81%
American Funds SMALLCAP World Fund F3 Class	1,096	$73,652
Harbor Global Leaders Fund Institutional Class	10,450	361,682
Vanguard International Growth Fund Admiral Class	4,627	621,339
		1,056,673

FOREIGN VALUE – 0.82%
Vanguard International Value Fund Investor Class	14,454	478,287

GROWTH BROAD MARKET – 1.01%
American New Perspective Fund R6 Class	10,917	588,837

GROWTH LARGE CAP – 2.49%
AB FlexFee Large Cap Growth Portfolio Advisor Class	5,194	96,460
JPMorgan Large Cap Growth Fund Class R6	10,349	610,262
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	9,756	440,765
Vanguard U.S. Growth Fund Admiral Class	1,962	302,181
		1,449,668

GROWTH SMALL CAP – 0.12%
JPMorgan Small Cap Growth Fund R6 Class	2,840	71,909

HIGH YIELD BOND – 3.34%
AB FlexFree High Yield Portfolio Advisor Class	48,450	450,586
Vanguard High-Yield Corporate Fund Admiral Class	258,825	1,496,006
		1,946,592

INFLATION PROTECTED – 0.92%
DFA Inflation Protected Securities Portfolio Institutional Class	20,874	274,281
DFA LTIP Portfolio Institutional Class	21,218	263,955
		538,236

The E-Valuator Conservative (15%-30%) RMS Fund
Schedule of Investments (continued)September 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
VALUE LARGE CAP – 0.54%
Vanguard Value Index Fund Admiral Class	7,745	$315,986

VALUE MID CAP – 0.05%
MFS Mid Cap Value Fund R6 Class	1,334	29,608

TOTAL MUTUAL FUNDS – 46.21%
(Cost: $ 25,111,786)		26,926,894

MONEY MARKET FUNDS – 0.47%
Goldman Sachs FS Government Fund, Institutional 0.02%*	272,327	272,327
(Cost: $ 272,327)

TOTAL INVESTMENTS – 100.30%
(Cost: $54,888,420)		58,443,438
Liabilities in excess of other assets – (0.30%)		(171,984)
NET ASSETS – 100.00%		$58,271,454

*Effective 7 day yield as of September 30, 2020

ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund

	Total Return	Average Annual Return
	One Year Ended 9/30/2020	5 Years Ended 9/30/2020	Since Inception* 02/29/12 to 09/30/20
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service	6.20%	6.18%	4.91%
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - R4	6.39%	6.03%	4.49%
S&P 500® Index:	12.99%	11.86%	11.07%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Portfolio CompositionSeptember 30, 2020 (unaudited)

ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Portfolio Composition as of September 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Corporate	15.72%
Large Cap	11.87%
Aggregate Bond	6.20%
Mid Cap	4.30%
International	3.61%
Broad Market	2.55%
Global Markets	2.35%
Convertible	2.33%
Fixed Income Emerging Markets	1.03%
Inflation Protected	0.80%
Small Cap	0.74%
Emerging Markets	0.64%
Mutual Funds:
Aggregate Bond	12.32%
Blend Large Cap	5.63%
Bank Loans	5.34%
Growth Large Cap	3.67%
Foreign Aggregate	3.45%
Foreign Growth	3.33%
High Yield Bond	2.62%
Emerging Market Stock	2.30%
Growth Broad Market	1.80%
Foreign Value	0.99%
Inflation Protected	0.81%
Value Large Cap	0.74%
Convertible	0.68%
Growth Small Cap	0.48%
Foreign Blend	0.37%
Blend Small Cap	0.32%
Blend Broad Market	0.20%
Value Mid Cap	0.05%
Money Market Funds	0.16%
97.40%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of InvestmentsSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 52.14%

AGGREGATE BOND – 6.20%
iShares Core Total USD Bond Market ETF	8,134	$442,327
Vanguard Intermediate-Term Bond ETF	10,227	956,020
		1,398,347
BROAD MARKET – 2.55%
iShares Core Dividend Growth ETF	14,494	576,716

CONVERTIBLE – 2.33%
iShares Convertible Bond ETF	6,523	526,732

CORPORATE – 15.72%
iShares 0-5 Year Investment Grade Corporate Bond ETF	5,500	286,660
iShares Fallen Angels USD Bond ETF	6,208	169,540
iShares Intermediate-Term Corporate Bond ETF	13,555	824,280
iShares Short-Term Corporate Bond ETF	2,124	116,629
Pimco Investment Grade-Corporate Bond Index ETF	982	112,596
SPDR Portfolio High Yield Bond ETF	9,258	234,135
Vanguard Intermediate-Term Corporate Bond ETF	14,651	1,403,566
Vanguard Short-Term Corporate Bond ETF	4,814	398,840
		3,546,246

EMERGING MARKETS – 0.64%
Invesco BLDRS Emerging Markets 50 ADR Index Fund ETF	716	33,580
WisdomTree Emerging Markets ex-State-Owned Enterprises ETF	3,327	112,020
		145,600

FIXED INCOME EMERGING MARKET – 1.03%
Vanguard Emerging Markets Government Bond ETF	2,932	231,335

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GLOBAL MARKETS – 2.35%
FlexShares International Quality Dividend Dynamic Index ETF	3,193	$73,602
iShares Global 100 ETF	6,135	345,401
Vanguard Total World Stock ETF	1,366	110,154
		529,157

INFLATION PROTECTED – 0.80%
Schwab U.S. Tips ETF	2,938	181,069

INTERNATIONAL – 3.61%
American Century Quality Diversified International ETF	564	24,122
Invesco FTSE Rafi Developed Markets S-M ETF	1,124	33,428
iShares core MSCI Total International Stock ETF	769	44,863
Renaissance International IPO ETF	2,794	90,224
Schwab International Small-Cap Equity ETF	2,835	92,223
SPDR Portfolio Developed world ex-US ETF	7,440	217,694
Vanguard FTSE All World ex US Small Cap ETF	838	88,233
Vanguard Total International Stock ETF	4,301	224,383
		815,170

LARGE CAP – 11.87%
Invesco QQQ Trust Series 1 ETF	874	242,832
Invesco S&P 500 Top ETF	595	155,854
iShares Russell Top 200 ETF	1,758	142,750
Schwab Fundamental U.S. Large Company Index ETF	4,346	168,321
Schwab U.S. Dividend Equity ETF	12,924	714,697
Schwab U.S. Large-Cap Growth ETF	6,964	802,044
SPDR Portfolio S&P 500 Value ETF	5,376	162,355
Vanguard Large-Cap ETF	1,847	288,945
		2,677,798
MID CAP – 4.30%
iShares Morningstar Mid-Cap Growth ETF	350	112,158
Schwab U.S. Mid-Cap ETF	1,011	56,090
Vanguard Mid-Cap ETF	1,649	290,653

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Vanguard Mid-Cap Growth ETF	1,285	$231,480
Vanguard Mid-Cap Value ETF	2,753	279,072
		969,453
SMALL CAP – 0.74%
Invesco S&P SmallCap Value with Momentum ETF	1,656	44,491
Pacer US Small Cap Cash Cows 100 ETF	615	15,585
Vanguard Small-Cap ETF	271	41,679
Vanguard Small-Cap Growth ETF	63	13,541
Vanguard Small-Cap Value ETF	475	52,549
		167,845

TOTAL EXCHANGE TRADED FUNDS – 52.14%
(Cost: $ 10,714,163)		11,765,468

MUTUAL FUNDS – 45.10%

AGGREGATE BOND – 12.32%
Baird Core Plus Bond Fund Institutional Class	46,208	561,893
Delaware Strategic Income Fund Institutional Class	20,294	168,031
Fidelity US Bond Index Fund	78,158	980,101
John Hancock Bond Fund R6 Class	13,123	220,071
Nuveen Strategic Income Fund R6 Class	49,646	545,118
Vanguard Core Bond Fund Admiral Class	6,170	134,884
Wells Fargo Core Plus Bond Fund R6 Class	12,314	168,954
		2,779,052

BANK LOANS – 5.34%
Shenkman Capital Floating Rate High Income Fund Institutional Class	95,707	882,420
T. Rowe Price Institutional Floating Rate Fund	34,004	322,353
		1,204,773

BLEND BROAD MARKET – 0.20%
U.S. Vector Equity Portfolio Institutional Class	2,731	45,685

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND LARGE CAP – 5.63%
DFA Enhanced US Large Company Portfolio Institutional Class	10,623	$153,288
DFA US Large Company Portfolio Institutional Class	15,002	386,911
JPMorgan U.S. Research Enhanced Equity Fund Class R6	5,302	154,449
Schwab S&P 500 Index Fund	11,024	574,807
		1,269,455

BLEND SMALL CAP – 0.32%
Fidelity Small Cap Index Fund	3,801	72,909

CONVERTIBLE – 0.68%
AllianzGI Convertible Fund Institutional Class	4,015	152,721

EMERGING MARKET STOCK – 2.30%
American Funds New World Fund F3 Class	437	32,336
Fidelity Emerging Markets Index Fund	8,103	88,241
JPMorgan Emerging Markets Equity Fund R6 Class	939	33,994
Vanguard Emerging Markets Bond Fund Admiral Class	13,368	364,944
		519,515

FOREIGN AGGREGATE – 3.45%
Delaware Diversified Income Fund R6 Class	18,250	169,357
Dodge & Cox Global Bond Fund	52,515	609,701
		779,058

FOREIGN BLEND – 0.37%
AB FlexFee International Strategic Core Portfolio Advisor Class	1,245	13,233
AB Global Core Equity Portfolio Advisor Class	3	38
Baillie Gifford International Growth Fund Institutional Class	2,316	45,442
Kopernik Global All-Cap Fund Institutional Class	1,930	22,692
Vanguard Global Minimum Volatility Fund Admiral Class	83	2,176
		83,581

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN GROWTH – 3.33%
American Funds SMALLCAP World Fund F3 Class	789	$53,022
Artisan International Small-Mid Fund Institutional Class	2,397	42,046
Harbor Global Leaders Fund Institutional Class	6,715	232,414
Invesco Oppenheimer Global Opportunities Fund R6 Class	932	65,425
PGIM QMA International Equity Fund R6 Class	6,452	45,103
Vanguard International Growth Fund Admiral Class	2,343	314,701
		752,711

FOREIGN VALUE – 0.99%
Vanguard International Value Fund Investor Class	6,769	223,993

GROWTH BROAD MARKET – 1.80%
American New Perspective Fund R6 Class	7,523	405,773

GROWTH LARGE CAP – 3.67%
AB FlexFee Large Cap Growth Portfolio Advisor Class	2,353	43,689
JPMorgan Large Cap Growth Fund Class R6	3,874	228,446
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	9,840	444,577
Vanguard U.S. Growth Fund Admiral Class	719	110,735
		827,447

GROWTH SMALL CAP – 0.48%
Franklin Small Cap Growth Fund R6 Class	1,373	38,153
JPMorgan Small Cap Growth Fund R6 Class	2,793	70,724
		108,877

HIGH YIELD BOND – 2.62%
AB FlexFree High Yield Portfolio Advisor Class	12,176	113,237
Vanguard High-Yield Corporate Fund Admiral Class	82,689	477,944
		591,181

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
INFLATION PROTECTED – 0.81%
DFA Inflation Protected Securities Portfolio Institutional Class	7,002	$92,001
DFA LTIP Portfolio Institutional Class	7,233	89,984
		181,985

VALUE LARGE CAP – 0.74%
Vanguard Value Index Fund Admiral Class	4,082	166,550

VALUE MID CAP – 0.05%
MFS Mid Cap Value Fund R6 Class	523	11,608

TOTAL MUTUAL FUNDS – 45.10%
(Cost: $ 9,295,997)		10,176,874

MONEY MARKET FUNDS – 0.16%
Goldman Sachs FS Government Fund, Institutional 0.02%*	35,356	35,356
(Cost: $ 35,356)

TOTAL INVESTMENTS – 97.40%
(Cost: $ 20,045,516)		21,977,698
Other assets, net of liabilities – 2.60%		587,501
NET ASSETS – 100.00%		$22,565,199

*Effective 7 day yield as of September 30, 2020

ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund

	Total Return	Average Annual Return
	One Year Ended 9/30/2020	5 Years Ended 9/30/2020	Since Inception* 02/29/12 to 09/30/20
The E-Valuator Moderate (50%-70%) RMS Fund - Service:	8.17%	8.04%	7.56%
The E-Valuator Moderate RMS (50%-70%) Fund - R4:	7.88%	7.75%	7.29%
S&P 500® Index:	12.99%	11.86%	11.07%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
Portfolio Composition as of September 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	13.87%
Corporate	9.72%
Mid Cap	6.86%
International	6.64%
Global Markets	4.56%
Aggregate Bond	4.17%
Broad Market	3.02%
Convertible	1.65%
Fixed Income Emerging Markets	1.55%
Small Cap	1.54%
Emerging Markets	1.24%
Technology	0.66%
Health Care	0.61%
Inflation Protected	0.61%
Mutual Funds:
Blend Large Cap	7.46%
Aggregate Bond	6.94%
Foreign Growth	6.31%
Growth Large Cap	4.47%
Bank Loans	3.46%
Foreign Aggregate	2.43%
Growth Broad Market	2.42%
High Yield Bond	2.07%
Emerging Market Stock	1.94%
Value Large Cap	1.24%
Foreign Value	1.01%
Blend Small Cap	0.99%
Growth Small Cap	0.81%
Convertible	0.66%
Inflation Protected	0.61%
Foreign Blend	0.36%
Blend Broad Market	0.20%
Value Mid Cap	0.05%
100.13%

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of InvestmentsSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 56.70%

AGGREGATE BOND – 4.17%
iShares Core Total USD Bond Market ETF	45,983	$2,500,556
Vanguard Intermediate-Term Bond ETF	47,950	4,482,366
		6,982,922
BROAD MARKET – 3.02%
iShares Core Dividend Growth ETF	127,095	5,057,110

CONVERTIBLE – 1.65%
iShares Convertible Bond ETF	34,131	2,756,078

CORPORATE – 9.72%
iShares 0-5 Year Investment Grade Corporate Bond ETF	22,486	1,171,970
iShares Fallen Angels USD Bond ETF	30,791	840,902
iShares Intermediate-Term Corporate Bond ETF	53,226	3,236,673
Pimco Investment Grade-Corporate Bond Index ETF	7,320	839,311
SPDR Portfolio High Yield Bond ETF	50,835	1,285,617
Vanguard Intermediate-Term Corporate Bond ETF	65,040	6,230,832
Vanguard Short-Term Corporate Bond ETF	32,349	2,680,115
		16,285,420

EMERGING MARKETS – 1.24%
Invesco BLDRS Emerging Markets 50 ADR Index Fund ETF	11,208	525,655
WisdomTree Emerging Markets ex-State-Owned Enterprises ETF	46,151	1,553,904
		2,079,559

FIXED INCOME EMERGING MARKET – 1.55%
Vanguard Emerging Markets Government Bond ETF	32,986	2,602,595

GLOBAL MARKETS – 4.56%
FlexShares International Quality Dividend Dynamic Index ETF	24,971	575,604

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
iShares Global 100 ETF	80,507	$4,532,544
Vanguard Total World Stock ETF	31,134	2,510,646
		7,618,794

HEALTH CARE – 0.61%
Invesco DWA Healthcare Momentum ETF*	3,811	517,915
Principal Healthcare Innovators Index ETF*	10,639	507,019
		1,024,934

INFLATION PROTECTED – 0.61%
Schwab U.S. Tips ETF	16,606	1,023,428

INTERNATIONAL – 6.64%
American Century Quality Diversified Inteernational ETF	3,919	167,616
Invesco FTSE Rafi Developed Markets S-M ETF	11,263	334,962
iShares core MSCI Total International Stock ETF	5,733	334,463
Renaissance International IPO ETF	18,215	588,201
Schwab International Small-Cap Equity ETF	51,446	1,673,538
SPDR Portfolio Developed World ex-US ETF	146,756	4,294,081
Vanguard FTSE All World ex US Small Cap ETF	15,915	1,675,690
Vanguard Total International Stock ETF	39,091	2,039,378
		11,107,929

LARGE CAP – 13.87%
Invesco QQQ Trust Series 1 ETF	7,980	2,217,163
Invesco S&P 500 Top ETF	4,916	1,287,697
iShares Russell Top 200 ETF	15,953	1,295,384
Schwab Fundamental U.S. Large Company Index ETF	32,340	1,252,528
Schwab U.S. Dividend Equity ETF	97,898	5,413,759
Schwab U.S. Large-Cap Growth ETF	61,536	7,087,101
SPDR Portfolio S&P 500 Value ETF	67,256	2,031,131
Vanguard Large-Cap ETF	16,936	2,649,468
		23,234,231

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MID CAP – 6.86%
iShares Morningstar Mid-Cap Growth ETF	4,434	$1,420,875
Schwab U.S. Mid-Cap ETF	15,013	832,921
Vanguard Mid-Cap ETF	19,173	3,379,433
Vanguard Mid-Cap Growth ETF	13,578	2,445,941
Vanguard Mid-Cap Value ETF	33,599	3,405,931
		11,485,101
SMALL CAP – 1.54%
Invesco S&P SmallCap Value with Momentum ETF	30,842	828,626
Pacer US Small Cap Cash Cows 100 ETF	6,718	170,244
Vanguard Small-Cap ETF	4,003	615,661
Vanguard Small-Cap Growth ETF	1,552	333,571
Vanguard Small-Cap Value ETF	5,719	632,693
		2,580,795

TECHNOLOGY – 0.66%
iShares U.S. Technology ETF	724	217,975
Vanguard Information Technology ETF	2,829	881,092
		1,099,067

TOTAL EXCHANGE TRADED FUNDS – 56.70%
(Cost: $86,990,957)		94,937,963

MUTUAL FUNDS – 43.43%

AGGREGATE BOND – 6.94%
Baird Core Plus Bond Fund Institutional Class	276,369	3,360,643
Delaware Strategic Income Fund Institutional Class	152,173	1,259,994
Fidelity US Bond Index Fund	243,827	3,057,585
Nuveen Strategic Income Fund R6 Class	229,751	2,522,669
Vanguard Core Bond Fund Admiral Class	38,239	835,914
Vanguard Intermediate-Term Bond Index Fund Admiral Class	1	2
Wells Fargo Core Plus Bond Fund R6 Class	42,738	586,370
		11,623,177

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value

BANK LOANS – 3.46%
Shenkman Capital Floating Rate High Income Fund Institutional Class	454,450	$4,190,026
T. Rowe Price Institutional Floating Rate Fund	168,354	1,595,993
		5,786,019

BLEND BROAD MARKET – 0.20%
U.S. Vector Equity Portfolio Institutional Class	20,440	341,963

BLEND LARGE CAP – 7.46%
DFA Enhanced US Large Company Portfolio Institutional Class	88,344	1,274,809
DFA US Large Company Portfolio Institutional Class	127,008	3,275,546
JPMorgan U.S. Research Enhanced Equity Fund Class R6	47,715	1,389,927
Schwab S&P 500 Index Fund	125,922	6,565,595
		12,505,877

BLEND SMALL CAP – 0.99%
Fidelity Small Cap Index Fund	86,834	1,665,482

CONVERTIBLE – 0.66%
AllianzGI Convertible Fund Institutional Class	29,020	1,103,918

EMERGING MARKET STOCK – 1.94%
American Funds New World Fund F3 Class	6,867	508,182
Fidelity Emerging Markets Index Fund	125,764	1,369,572
JPMorgan Emerging Markets Equity Fund R6 Class	14,713	532,616
Vanguard Emerging Markets Bond Fund Admiral Class	30,661	837,035
		3,247,405

FOREIGN AGGREGATE – 2.43%
Delaware Diversified Income Fund R6 Class	63,362	587,997
Dodge & Cox Global Bond Fund	299,432	3,476,403
		4,064,400

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value

FOREIGN BLEND – 0.36%
AB FlexFee International Strategic Core Portfolio Advisor Class	7,604	$80,828
AB Global Core Equity Portfolio Advisor Class	7	99
Ballie Gifford International Growth Fund Institutional Class	17,272	338,878
Kopernik Global All-Cap Fund Institutional Class	14,476	170,235
Vanguard Global Minimum Volatility Fund Admiral Class	647	17,017
		607,057

FOREIGN GROWTH – 6.31%
American Funds SMALLCAP World Fund F3 Class	21,944	1,473,999
Artisan International Small-Mid Fund Institutional Class	33,569	588,804
Harbor Global Leaders Fund Institutional Class	109,271	3,781,881
Invesco Global Opportunities Fund R6 Class	17,957	1,260,069
PGIM OMA International Equity Fund R6 Class	48,068	335,998
Vanguard International Growth Fund Admiral Class	23,281	3,126,694
		10,567,445

FOREIGN VALUE – 1.01%
Vanguard International Value Fund Investor Class	50,852	1,682,698

GROWTH BROAD MARKET – 2.42%
American New Perspective Fund R6 Class	75,037	4,047,496

GROWTH LARGE CAP – 4.47%
AB FlexFee Large Cap Growth Portfolio Advisor Class	18,007	334,395
JPMorgan Large Cap Growth Fund Class R6	36,089	2,128,174
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	87,988	3,975,281
Vanguard U.S. Growth Fund Admiral Class	6,846	1,054,628
		7,492,478

The E-Valuator Moderate (50%-70%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH SMALL CAP – 0.81%
Franklin Small Cap Growth Fund R6 Class	12,227	$339,653
JPMorgan Small Cap Growth Fund R6 Class	40,232	1,018,684
		1,358,337

HIGH YIELD BOND – 2.07%
AB FlexFree High Yield Portfolio Advisor Class	90,612	842,696
Vanguard High-Yield Corporate Fund Admiral Class	453,820	2,623,080
		3,465,776

INFLATION PROTECTED – 0.61%
DFA Inflation Protected Securities Portfolio Institutional Class	38,173	501,599
DFA LTIP Portfolio Institutional Class	42,095	523,664
		1,025,263

VALUE LARGE CAP – 1.24%
Vanguard Value Index Fund Admiral Class	50,737	2,070,067

VALUE MID CAP – 0.05%
MFS Mid Cap Value Fund R6 Class	3,822	84,847

TOTAL MUTUAL FUNDS – 43.43%
(Cost: $63,550,914)		72,739,705

TOTAL INVESTMENTS – 100.13%
(Cost: $150,541,871)		167,677,668
Liabilities in excess of other assets – (0.13%)		(220,930)
NET ASSETS – 100.00%		$167,456,738

*Non-income producing

ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund

COMPARISON OF $10,000 INVESTMENT IN
THE E-VALUATOR GROWTH (70%-85%) RMS FUND
SERVICE CLASS SHARES VS. THE S&P 500® INDEX
AS OF SEPTEMBER 30, 2020 (unaudited)

$25
$22
$19
$16
$13
$10
Thousands
$24,625
$21,147
02/29/12
09/30/12
09/30/13
09/30/14
09/30/15
09/30/16
09/30/17
09/30/18
09/30/19

Past performance is not predictive of future performance

	Total Return	Average Annual Return
	One Year Ended 9/30/2020	Five Years Ended 9/30/2020	Since Inception* 02/29/12 to 09/30/20
The E-Valuator Growth (70%-85%) RMS Fund: - Service	11.49%	9.29%	9.11%
The E-Valuator Growth (70%-85%) RMS Fund: - R4	11.30%	9.01%	8.78%
S&P 500® Index:	12.99%	11.86%	11.07%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The E-Valuator Growth (70%-85%) RMS Fund
Portfolio CompositionSeptember 30, 2020 (unaudited)

ANNUAL REPORT

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	14.02%
Mid Cap	9.20%
International	9.13%
Corporate	5.03%
Global Markets	3.94%
Broad Market	3.06%
Aggregate Bond	2.42%
Small Cap	2.27%
Technology	1.26%
Health Care	1.21%
Emerging Markets	1.20%
Fixed Income Emerging Markets	1.08%
Convertible Bond	0.66%
Inflation Protected	0.20%
Mutual Funds:
Foreign Growth	8.29%
Blend Large Cap	7.01%
Growth Large Cap	4.81%
Aggregate Bond	3.99%
Emerging Market Stock	3.28%
Growth Broad Market	3.23%
Foreign Value	2.61%
Blend Small Cap	2.50%
Foreign Aggregate	1.73%
Foreign Blend	1.60%
Growth Small Cap	1.29%
Value Large Cap	1.28%
High Yield Bond	1.17%
Bank Loans	1.02%
Convertible	0.53%
Blend Broad Market	0.35%
Inflation Portected	0.17%
Value Mid Cap	0.05%
99.59%

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of InvestmentsSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 54.68%

AGGREGATE BOND – 2.42%
iShares Core Total USD Bond Market ETF	40,069	$2,178,952
Vanguard Intermediate-Term Bond ETF	39,901	3,729,945
		5,908,897
BROAD MARKET – 3.06%
iShares Core Dividend Growth ETF	187,759	7,470,931

CONVERTIBLE – 0.66%
iShares Convertible Bond ETF	19,943	1,610,397

CORPORATE – 5.03%
iShares Fallen Angels USD Bond ETF	31,253	853,519
iShares Intermediate-Term Corporate Bond ETF	47,943	2,915,414
Pimco Investment Grade-Corporate Bond Index ETF	6,368	730,155
SPDR Portfolio High Yield Bond ETF	48,884	1,236,276
Vanguard Intermediate-Term Corporate Bond ETF	54,652	5,235,662
Vanguard Short-Term Corporate Bond ETF	15,626	1,294,614
		12,265,640

EMERGING MARKETS – 1.20%
Invesco BLDRS Emerging Markets 50 ADR Index Fund ETF	21,035	986,542
WisdomTree Emerging Markets ex-State-Owned Enterprises ETF	57,818	1,946,732
		2,933,274

FIXED INCOME EMERGING MARKET – 1.08%
Vanguard Emerging Markets Government Bond ETF	33,327	2,629,500

GLOBAL MARKETS – 3.94%
FlexShares International Quality Dividend Dynamic Index ETF	25,745	593,445
iShares Global 100 ETF	148,566	8,364,266

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Vanguard Total World Stock ETF	45,143	$3,640,332
		12,598,043

HEALTH CARE – 1.21%
Invesco DWA Healthcare Momentum ETF*	10,499	1,426,814
Principal Healthcare Innovators Index ETF*	32,110	1,530,253
		2,957,067

INFLATION PROTECTED – 0.20%
Schwab U.S. Tips ETF	7,894	486,507

INTERNATIONAL – 9.13%
American Century quality Diversified International ETF	8,524	364,572
Invesco FTSE Rafi Developed Markets S-M ETF	48,996	1,457,141
iShares core MSCI Total International Stock ETF	8,313	484,980
Renaissance International IPO ETF	49,051	1,583,960
Schwab International Small-Cap Equity ETF	104,435	3,397,271
SPDR Portfolio Developed World ex-US ETF	221,902	6,492,853
Vanguard FTSE All World ex US Small Cap ETF	31,614	3,328,638
Vanguard Total International Stock ETF	98,497	5,138,588
		22,248,003

LARGE CAP – 14.02%
Invesco QQQ Trust Series 1 ETF	11,712	3,254,062
Invesco S&P 500 top ETF	7,389	1,935,475
iShares Russell Top 200 ETF	23,054	1,871,985
Schwab Fundamental U.S. Large Company Index ETF	46,893	1,816,166
Schwab U.S. Dividend Equity ETF	145,895	8,067,994
Schwab U.S. Large-Cap Growth ETF	88,594	10,203,371
SPDR Portfolio S&P 500 Value ETF	101,246	3,057,629
Vanguard Large-Cap ETF	25,487	3,987,186
		34,193,868

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
MID CAP – 9.20%
iShares Morningstar Mid-Cap Growth ETF	7,563	$2,423,563
Schwab U.S. Mid-Cap ETF	21,769	1,207,744
Vanguard Mid-Cap ETF	45,281	7,981,229
Vanguard Mid-Cap Growth ETF	26,162	4,712,823
Vanguard Mid-Cap Value ETF	60,182	6,100,649
		22,426,008
SMALL CAP – 2.27%
Invesco S&P SmallCap Value with Momentum ETF	67,080	1,802,225
Pacer US Small Cap Cash Cows 100 ETF	24,271	615,064
Vanguard Small-Cap ETF	6,673	1,026,307
Vanguard Small-Cap Growth ETF	3,264	701,532
Vanguard Small-Cap Value ETF	12,440	1,376,237
		5,521,365

TECHNOLOGY – 1.26%
iShares U.S. Technology ETF	2,416	727,385
Vanguard Information Technology ETF	7,523	2,343,038
		3,070,423

TOTAL EXCHANGE TRADED FUNDS – 54.68%
(Cost: $124,735,641)		136,319,923

MUTUAL FUNDS – 44.91%

AGGREGATE BOND – 3.99%
Baird Core Plus Bond Fund Institutional Class	150,245	1,826,974
Delaware Strategic Income Fund Institutional Class	73,550	608,991
Fidelity US Bond Index Fund	258,360	3,239,833
Nuveen Strategic Income Fund R6 Class	192,137	2,109,669
Vanguard Core Bond Fund Admiral Class	55,562	1,214,586
Wells Fargo Core Plus Bond Fund R6 Class	53,141	729,093
		9,729,146

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value

BANK LOANS – 1.02%
Shenkman Capital Floating Rate High Income Fund Institutional Class	198,153	$1,826,974
T. Rowe Price Institutional Floating Rate Fund	69,379	657,710
		2,484,684

BLEND BROAD MARKET – 0.35%
U.S. Vector Equity Portfolio Institutional Class	51,585	863,017

BLEND LARGE CAP – 7.01%
DFA Enhanced US Large Company Portfolio Institutional Class	132,162	1,907,101
DFA US Large Company Portfolio Institutional Class	188,410	4,859,096
JPMorgan U.S. Research Enhanced Equity Fund Class R6	65,211	1,899,588
Schwab S&P 500 Index Fund	161,838	8,438,254
		17,104,039

BLEND SMALL CAP – 2.50%
Fidelity Small Cap Index Fund	317,830	6,095,971

CONVERTIBLE – 0.53%
AllianzGI Convertible Fund Institutional Class	33,782	1,285,048

EMERGING MARKET STOCK – 3.28%
American Funds New World Fund F3 Class	13,303	984,385
Fidelity Emerging Markets Index Fund	473,641	5,157,949
JPMorgan Emerging Markets Equity Fund R6 Class	24,197	875,940
Vanguard Emerging Markets Bond Fund Admiral Class	35,564	970,893
		7,989,167

FOREIGN AGGREGATE – 1.73%
Delaware Diversified Income Fund R6 Class	78,749	730,789
Dodge & Cox Global Bond Fund	301,503	3,500,445
		4,231,234

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
FOREIGN BLEND – 1.60%
AB FlexFee International Strategic Core Portfolio Advisor Class	11,078	$117,764
AB Global Core Equity Portfolio Advisor Class	11	143
Baillie Gifford International Growth Fund Institutional Class	25,147	493,380
Kopernik Global All-Cap Fund Institutional Class	21,185	249,139
Vanguard Global Minimum Volatility Fund Admiral Class	934	24,590
		885,016

FOREIGN GROWTH – 8.29%
American Funds SMALLCAP World Fund F3 Class	42,442	2,850,832
Artisan International Small-Mid Fund Institutional Class	90,390	1,585,438
Harbor Global Leaders Fund Institutional Class	200,688	6,945,801
Invesco Oppenheimer Global Opportunities Fund R6 Class	31,588	2,216,533
PGIM QMA International Equity Fund R6 Class	69,699	487,193
Vanguard International Growth Fund Admiral Class	45,590	6,122,702
		20,208,499

FOREIGN VALUE – 2.61%
Vanguard International Value Fund Investor Class	192,528	6,370,755

GROWTH BROAD MARKET – 3.23%
American New Perspective Fund R6 Class	146,142	7,882,879

GROWTH LARGE CAP – 4.81%
AB FlexFee Large Cap Growth Portfolio Advisor Class	39,266	729,177
JPMorgan Large Cap Growth Fund Class R6	62,649	3,694,438
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	122,182	5,520,169
Vanguard U.S. Growth Fund Admiral Class	11,562	1,781,201
		11,724,985

The E-Valuator Growth (70%-85%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
GROWTH SMALL CAP – 1.29%
Franklin Small Cap Growth Fund R6 Class	26,601	$738,966
JPMorgan Small Cap Growth Fund R6 Class	95,163	2,409,527
		3,148,493

HIGH YIELD BOND – 1.17%
AB FlexFree High Yield Portfolio Advisor Class	91,966	855,284
Vanguard High-Yield Corporate Fund Admiral Class	345,973	1,999,722
		2,855,006

INFLATION PROTECTED – 0.17%
DFA Inflation Protected Securities Portfolio Institutional Class	16,607	218,216
DFA LTIP Portfolio Institutional Class	15,489	192,687
		410,903

VALUE LARGE CAP – 1.28%
Vanguard Value Index Fund Admiral Class	76,350	3,115,092

VALUE MID CAP – 0.05%
MFS Mid Cap Value Fund R6 Class	5,541	123,009

TOTAL MUTUAL FUNDS – 44.91%
(Cost: $92,291,217)		106,506,943

TOTAL INVESTMENTS – 99.59%
(Cost: $217,026,858)		242,826,866
Other assets, net of liabilities – 0.41%		1,000,044
NET ASSETS – 100.00%		$243,826,910

*Non-income producing

ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund

	Total Return	Average Annual Return
	One Year Ended 9/30/2020	5 Years Ended 9/30/2020	Since Inception* 02/29/12 to 09/30/20
The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service:	11.01%	9.23%	9.01%
The E-Valuator Aggressive Growth (85%-99%) RMS Fund - R4:	10.74%	8.94%	8.54%
S&P 500® Index:	12.99%	11.86%	11.07%

* Fund commenced operations on May 26, 2016. The performance data quoted for periods prior to May 26, 2016 is that of the Predecessor Fund. The Predecessor Fund commenced operations on February 29, 2012. The Predecessor Fund was not a registered mutual fund and was not subject to the same investment and tax restrictions as the Fund. If it had been, the Predecessor Fund’s performance might have been lower. Performance shown for periods of one year and greater are annualized.

Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of shares. The total cumulative returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends. Past performance is not predictive of future performance.

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Portfolio Composition as of September 30, 2020 (unaudited)

Holdings by Industry/Asset Class	% of Net Assets
Exchange Traded Funds:
Large Cap	14.57%
International	12.14%
Mid Cap	11.69%
Global Markets	5.41%
Small Cap	3.33%
Broad Market	2.88%
Technology	1.91%
Health Care	1.89%
Emerging Markets	1.75%
Corporate	0.88%
Aggregate Bond	0.49%
Fixed Income Emerging Markets	0.26%
Convertible Bond	0.25%
Inflation Protected	0.04%
Mutual Funds:
Foreign Growth	10.44%
Blend Large Cap	7.15%
Blend Small Cap	7.14%
Growth Large Cap	4.64%
Growth Broad Market	4.00%
Foreign Value	2.92%
Foreign Blend	2.66%
Growth Small Cap	1.77%
Value Large Cap	1.15%
Aggregate Bond	0.62%
Blend Broad Market	0.50%
High Yield Bond	0.36%
Bank Loans	0.33%
Foreign Aggregate	0.26%
Value Mid Cap	0.05%
Inflation Protected	0.04%
Money Market Funds	0.47%
99.70%

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of InvestmentsSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
EXCHANGE TRADED FUNDS – 57.49%

AGGREGATE BOND – 0.49%
iShares Core Total USD Bond Market ETF	5,691	$309,477
Vanguard Intermediate-Term Bond ETF	2,724	254,640
		564,117

BROAD MARKET – 2.88%
iShares Core Dividend Growth ETF	82,926	3,299,626

CONVERTIBLE – 0.25%
iShares Convertible Bond ETF	3,500	282,625

CORPORATE – 0.88%
iShares Fallen Angels USD Bond ETF	2,100	57,351
SPDR Portfolio High Yield Bond ETF	6,817	172,402
Vanguard Intermediate-Term Corporate Bond ETF	8,100	775,980
		1,005,733

EMERGING MARKETS – 1.75%
Invesco BLDRS Emerging Markets 50 ADR Index Fund ETF	12,367	580,012
WisdomTree Emerging Markets ex-State-Owned Enterprises ETF	42,490	1,430,638
		2,010,650

FIXED INCOME EMERGING MARKET – 0.26%
Vanguard Emerging Markets Government Bond ETF	3,790	299,031

GLOBAL MARKETS – 5.41%
FlexShares International Quality Dividend Dynamic Index ETF	12,327	284,148
iShares Global 100 ETF	74,876	4,215,519
Vanguard Total World Stock ETF	21,233	1,712,229
		6,211,896

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
HEALTH CARE – 1.89%
Invesco DWA Healthcare Momentum ETF*	8,122	$1,103,780
Principal Healthcare Innovators Index ETF*	22,410	1,067,984
		2,171,764

INFLATION PROTECTED – 0.04%
Schwab U.S. Tips ETF	742	45,730

INTERNATIONAL – 12.14%
American Century Quality Diversified International ETF	4,009	171,465
Invesco FTSE Rafi Developed Markets S-M ETF	23,045	685,358
iShares core MSCI Total International Stock ETF	3,910	228,109
Renaissance International IPO ETF	35,493	1,146,144
Schwab International Small-Cap Equity ETF	76,837	2,499,508
SPDR Portfolio Developed World ex-US ETF	139,416	4,079,312
Vanguard FTSE All World ex US Small Cap ETF	23,661	2,491,267
Vanguard Total International Stock ETF	50,260	2,622,064
		13,923,227

LARGE CAP – 14.57%
Invesco QQQ Trust Series 1 ETF	4,767	1,324,463
Invesco S&P 500 top ETF	3,487	913,385
iShares Russell Top 200 ETF	10,606	861,207
Schwab Fundamental U.S. Large Company Index ETF	22,055	854,190
Schwab U.S. Dividend Equity ETF	65,528	3,623,698
Schwab U.S. Large-Cap Growth ETF	54,566	6,284,366
SPDR Portfolio S&P 500 Value ETF	42,853	1,294,161
Vanguard Large-Cap ETF	9,945	1,555,796
		16,711,266
MID CAP – 11.69%
iShares Morningstar Mid-Cap Growth ETF	3,558	1,140,161
Schwab U.S. Mid-Cap ETF	10,239	568,060
Vanguard Mid-Cap ETF	32,431	5,716,288
Vanguard Mid-Cap Growth ETF	15,286	2,753,620

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Vanguard Mid-Cap Value ETF	31,900	$3,233,703
		13,411,832

SMALL CAP – 3.33%
Invesco S&P SmallCap Value with Momentum ETF	42,067	1,130,206
Pacer US Small Cap Cash Cows 100 ETF	13,399	339,551
Vanguard Small-Cap ETF	4,628	711,786
Vanguard Small-Cap Growth ETF	2,541	546,137
Vanguard Small-Cap Value ETF	9,855	1,090,259
		3,817,939

TECHNOLOGY – 1.91%
iShares U.S. Technology ETF	1,791	539,216
Vanguard Information Technology ETF	5,319	1,656,603
		2,195,819

TOTAL EXCHANGE TRADED FUNDS – 57.49%
(Cost: $60,185,841)		65,951,255

MUTUAL FUNDS – 41.74%

AGGREGATE BOND – 0.62%
Fidelity US Bond Index Fund	33,805	423,913
Nuveen Strategic Income Fund R6 Class	26,693	293,091
		717,004

BANK LOANS – 0.33%
Shenkman Capital Floating Rate High Income Fund Institutional Class	40,523	373,626

BLEND BROAD MARKET – 0.50%
U.S. Vector Equity Portfolio Institutional Class	34,624	579,262

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
BLEND LARGE CAP – 7.15%
DFA Enhanced US Large Company Portfolio Institutional Class	58,414	$842,920
DFA US Large Company Portfolio Institutional Class	82,237	2,120,889
JPMorgan U.S. Research Enhanced Equity Fund Class R6	28,788	838,587
Schwab S&P 500 Index Fund	84,486	4,405,125
		8,207,521

BLEND SMALL CAP – 7.14%
Fidelity Small Cap Index Fund	184,807	3,544,591
American Funds New World Fund F3 Class	6,266	463,703
Fidelity Emerging Markets Index Fund	345,897	3,766,823
JPMorgan Emerging Markets Equity Fund R6 Class	11,394	412,478
		8,187,595

FOREIGN AGGREGATE – 0.26%
Dodge & Cox Global Bond Fund	25,996	301,810

FOREIGN BLEND – 0.37%
AB FlexFee International Strategic Core Portfolio Advisor Class	5,399	57,392
AB Global Core Equity Portfolio Advisor Class	5	66
Baillie Gifford International Growth Fund Institutional Class	11,822	231,957
Kopernik Global All-Cap Fund Institutional Class	10,140	119,247
Vanguard Global Minimum Volatility Fund Admiral Class	430	11,312
		419,974

FOREIGN GROWTH – 10.44%
American Funds SMALLCAP World Fund F3 Class	32,464	2,180,588
Artisan International Small-Mid Fund Institutional Class	65,391	1,146,954
Harbor Global Leaders Fund Institutional Class	99,359	3,438,801
Invesco Oppenheimer Global Opportunities Fund R6 Class	22,173	1,555,875
PGIM QMA International Equity Fund R6 Class	32,781	229,142

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
Vanguard International Growth Fund Admiral Class	25,502	$3,424,983
		11,976,343

FOREIGN VALUE – 2.92%
Vanguard International Value Fund Investor Class	101,207	3,348,938

GROWTH BROAD MARKET – 4.00%
American New Perspective Fund R6 Class	85,033	4,586,661

GROWTH LARGE CAP – 4.64%
AB FlexFee Large Cap Growth Portfolio Advisor Class	11,937	221,665
JPMorgan Large Cap Growth Fund Class R6	29,482	1,738,579
TIAA-CREF Large-Cap Growth Index Fund Institutional Class	56,198	2,539,008
Vanguard U.S. Growth Fund Admiral Class	5,317	819,150
		5,318,402

GROWTH SMALL CAP – 1.77%
Franklin Small Cap Growth Fund R6 Class	16,689	463,613
JPMorgan Small Cap Growth Fund R6 Class	62,065	1,571,479
		2,035,092

HIGH YIELD BOND – 0.36%
AB FlexFree High Yield Portfolio Advisor Class	6,197	57,634
Vanguard High-Yield Corporate Fund Admiral Class	61,500	355,468
		413,102

INFLATION PROTECTED – 0.04%
DFA Inflation Protected Securities Portfolio Institutional Class	1,736	22,808
DFA LTIP Portfolio Institutional Class	1,881	23,404
		46,212

VALUE LARGE CAP – 1.15%
Vanguard Value Index Fund Admiral Class	32,289	1,317,385

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Schedule of Investments - continuedSeptember 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

Security Description	Number of Shares	Fair Value
VALUE MID CAP – 0.05%
MFS Mid Cap Value Fund R6 Class	2,608	$57,898

TOTAL MUTUAL FUNDS – 41.74%
(Cost: $41,154,969)		47,886,825

MONEY MARKET FUNDS – 0.47%
Goldman Sachs FS Government Fund, Institutional 0.02%**	539,615	539,615
(Cost: $539,615)

TOTAL INVESTMENTS – 99.70%
(Cost: $101,880,425)		114,377,695
Other assets, net of liabilities - 0.30%		340,957
NET ASSETS – 100.00%		$114,718,652

*Non-income producing

**Effective 7 day yield as of September 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Assets and Liabilities

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
ASSETS
Investments at value* (Note 1)	$17,623,092	$58,443,438	$21,977,698	$167,677,668	$242,826,866	$114,377,695
Receivable for investments sold	3,802,213	10,317,286	3,754,602	30,527,475	44,403,834	22,486,040
Receivable for capital stock sold	140,073	40,943	456,612	139,590	249,642	33,999
Dividends and interest receivable	3,013	20,106	3,010	15,642	17,978	5,854
Due from advisor	22,966	8,055	21,282	2,467	—	14,234
Prepaid expenses	14,207	21,766	6,775	28,575	25,471	13,363
TOTAL ASSETS	21,605,564	68,851,594	26,219,979	198,391,417	287,523,791	136,931,185
LIABILITIES
Due to custodian	293,018	—	—	960,888	1,296,844	—
Payable for securities purchased	3,371,267	10,134,006	3,616,443	29,163,960	42,137,474	22,201,500
Payable for capital stock redeemed	11	439,919	33,808	800,890	236,025	387
Accrued investment advisory fees	—	—	—	—	4,800	—
Accrued 12b-1 fees	148	—	788	—	—	—
Accrued administration, transfer agent and accounting fees	1,520	4,034	1,652	6,503	18,256	8,374
Other accrued expenses	2,066	2,181	2,089	2,438	3,482	2,272
TOTAL LIABILITIES	3,668,030	10,580,140	3,654,780	30,934,679	43,696,881	22,212,533
NET ASSETS	$17,937,534	$58,271,454	$22,565,199	$167,456,738	$243,826,910	$114,718,652
Net Assets Consist of:
Paid In Capital	$17,119,620	$54,513,493	$21,196,830	$149,873,034	$211,180,649	$101,615,669
Distributable Earnings	817,914	3,757,961	1,368,369	17,583,704	32,646,261	13,102,983
Net Assets	$17,937,534	$58,271,454	$22,565,199	$167,456,738	$243,826,910	$114,718,652
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Net Assets
Service Class	$7,771,556	$43,116,330	$18,658,128	$134,478,822	$215,220,926	$105,094,593
R4 Class	10,165,978	15,155,124	3,907,071	32,977,916	28,605,984	9,624,059
Total	$17,937,534	$58,271,454	$22,565,199	$167,456,738	$243,826,910	$114,718,652
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)
Service Class	742,058	4,006,086	1,752,923	11,856,092	18,364,661	8,625,012
R4 Class	958,401	1,403,027	361,640	2,907,361	2,428,224	789,482
Total	$1,700,459	$5,409,113	$2,114,563	$14,763,453	$20,792,885	$9,414,494
Net Asset Value, Offering and Redemption Price Per Share
Service Class	$10.47	$10.76	$10.64	$11.34	$11.72	$12.18
R4 Class	$10.61	$10.80	$10.80	$11.34	$11.78	$12.19
* Identified cost of	$16,661,872	$54,888,420	$20,045,516	$150,541,871	$217,026,858	$101,880,425

THE E-Valuator FUNDS
September 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Operations

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
INVESTMENT INCOME
Dividends	$482,875	$1,546,537	$439,605	$3,832,505	$4,692,260	$1,807,554
Interest	2,101	9,064	3,920	33,305	31,389	20,727
Total investment income	484,976	1,555,601	443,525	3,865,810	4,723,649	1,828,281
EXPENSES
Contractual investment advisory fees (Note 2)	71,324	255,333	80,987	757,543	1,044,932	453,559
12b-1 fees - R4 Class (Note 2)	21,665	32,640	4,519	74,660	66,033	23,681
Recordkeeping and administrative services (Note 2)	7,299	25,751	8,314	73,182	105,881	45,909
Accounting fees (Note 2)	4,890	17,278	5,572	49,260	70,917	30,727
Custodian fees	14,869	17,679	20,448	35,089	40,984	27,199
Transfer agent fees (Note 2)	4,571	12,770	3,866	34,749	47,620	21,241
Audit and tax fees	2,358	9,033	2,081	26,781	35,852	13,895
Legal fees	23,284	83,796	25,161	246,284	328,386	139,192
Filing and registration fees	11,700	15,000	13,300	26,000	30,000	20,500
Trustee fees	3,465	13,039	3,264	38,425	51,366	20,441
Compliance fees	1,165	4,296	1,242	12,717	17,162	7,215
Insurance fees	1,056	3,350	1,063	9,633	12,940	5,368
Shareholder reports (Note 2)	12,018	37,263	11,957	105,618	141,776	60,971
Shareholder servicing (Note 2)
Service Class	4,268	20,916	8,100	63,488	91,137	41,968
R4 Class	148	1,511	187	1,951	1,786	669
Other expenses	8,743	13,883	9,846	25,117	30,790	16,918
Total expenses	192,823	563,538	199,907	1,580,497	2,117,562	929,453
Advisory fee waivers (Note 2)	(44,360)	(76,974)	(51,412)	(161,433)	(199,093)	(99,672)
Net expenses	148,463	486,564	148,495	1,419,064	1,918,469	829,781
Net investment income (loss)	336,513	1,069,037	295,030	2,446,746	2,805,180	998,500
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(126,886)	460,119	(565,033)	549,105	7,482,901	1,229,852
Distributions of long-term realized gains from other investment companies	41,277	314,901	125,455	1,808,720	2,977,865	1,306,910
Net change in unrealized appreciation (depreciation) of investments	444,330	944,879	1,391,829	7,424,520	11,657,184	7,540,328
Net realized and unrealized gain (loss) on investments	358,721	1,719,899	952,251	9,782,345	22,117,950	10,077,090
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$695,234	$2,788,936	$1,247,281	$12,229,091	$24,923,130	$11,075,590

THE E-Valuator FUNDS
For the year ended September 30, 2020

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Changes in Net Assets

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the year ended September 30, 2020	For the year ended September 30, 2019	For the year ended September 30, 2020	For the year ended September 30, 2019	For the year ended September 30, 2020	For the year ended September 30, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$336,513	$382,607	$1,069,037	$1,527,991	$295,030	$256,484
Net realized gain (loss) on investments and distributions of long-term realized gains from other investment companies	(85,609)	(172,324)	775,020	(276,008)	(439,578)	(387,036)
Net change in unrealized appreciation (depreciation) of investments	444,330	275,727	944,879	743,048	1,391,829	364,793
Increase (decrease) in net assets from operations	695,234	486,010	2,788,936	1,995,031	1,247,281	234,241
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Service Class	(192,250)	(395,365)	(1,680,618)	(2,765,863)	(178,035)	(702,009)
R4 Class	(194,163)	(199,956)	(439,431)	(645,354)	(13,676)	(59,356)
Decrease in net assets from distributions	(386,413)	(595,321)	(2,120,049)	(3,411,217)	(191,711)	(761,365)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	4,691,305	3,175,061	7,759,673	13,758,691	7,682,287	4,014,813
R4 Class	3,954,882	3,866,193	4,622,196	2,292,498	3,388,390	902,259
Distributions reinvested
Service Class	192,250	395,366	1,680,618	2,765,863	177,935	701,974
R4 Class	194,163	199,955	439,431	645,355	13,676	59,356
Shares redeemed
Service Class	(3,415,478)	(7,630,007)	(12,305,493)	(17,685,581)	(3,152,765)	(3,841,624)
R4 Class	(2,946,981)	(1,161,251)	(2,719,356)	(2,082,205)	(574,090)	(1,065,685)
Increase (decrease) in net assets from capital stock transactions	2,670,141	(1,154,683)	(522,931)	(305,379)	7,535,433	771,093
NET ASSETS
Increase (decrease) during period	2,978,962	(1,263,994)	145,956	(1,721,565)	8,591,003	243,969
Beginning of period	14,958,572	16,222,566	58,125,498	59,847,063	13,974,196	13,730,227
End of period	$17,937,534	$14,958,572	$58,271,454	$58,125,498	$22,565,199	$13,974,196

THE E-Valuator FUNDS

ANNUAL REPORT

See Notes to Financial Statements

ANNUAL REPORT

See Notes to Financial Statements

THE E-Valuator FUNDS
Statements of Changes in Net Assets - continued

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the year ended September 30, 2020	For the year ended September 30, 2019	For the year ended September 30, 2020	For the year ended September 30, 2019	For the year ended September 30, 2020	For the year ended September 30, 2019
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$2,446,746	$3,212,103	$2,805,180	$3,764,707	$998,500	$1,071,459
Net realized gain (loss) on investments and distributions of long-term realized gains from other investment companies	2,357,825	(1,379,217)	10,460,766	(4,705,894)	2,536,762	(2,328,309)
Net change in unrealized appreciation (depreciation) of investments	7,424,520	(600,637)	11,657,184	(1,820,521)	7,540,328	(823,217)
Increase (decrease) in net assets from operations	12,229,091	1,232,249	24,923,130	(2,761,708)	11,075,590	(2,080,067)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions
Service Class	(3,800,913)	(11,884,259)	(3,136,540)	(18,765,468)	(872,851)	(5,010,392)
R4 Class	(732,068)	(2,060,763)	(293,244)	(1,912,874)	(77,452)	(680,681)
Decrease in net assets from distributions	(4,532,981)	(13,945,022)	(3,429,784)	(20,678,342)	(950,303)	(5,691,073)
CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Service Class	18,112,745	25,783,719	29,790,199	28,715,849	27,240,697	22,268,028
R4 Class	9,784,051	7,368,313	4,210,226	6,997,005	1,268,911	2,680,126
Distributions reinvested
Service Class	3,800,704	11,884,196	3,135,516	18,765,370	872,814	5,010,359
R4 Class	732,068	2,060,763	293,243	1,912,874	77,452	680,680
Shares redeemed
Service Class	(38,829,571)	(33,253,167)	(42,535,059)	(46,102,198)	(14,502,086)	(16,830,312)
R4 Class	(7,809,996)	(5,481,217)	(4,525,666)	(4,257,472)	(2,168,025)	(3,646,499)
Increase (decrease) in net assets from capital stock transactions	(14,209,999)	8,362,607	(9,631,541)	6,031,428	12,789,763	10,162,382
NET ASSETS
Increase (decrease) during period	(6,513,889)	(4,350,166)	11,861,805	(17,408,622)	22,915,050	2,391,242
Beginning of period	173,970,627	178,320,793	231,965,105	249,373,727	91,803,602	89,412,360
End of period	$167,456,738	$173,970,627	$243,826,910	$231,965,105	$114,718,652	$91,803,602

THE E-Valuator FUNDS

The E-Valuator Very Conservative (0%-15%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$10.39	$10.51	$10.55	$10.15	$10.00
Investment activities
Net investment income (loss)(A)	0.23	0.27	0.29	0.22	0.03
Net realized and unrealized gain (loss) on investments	0.16	0.11	0.01	0.26	0.12
Total from investment activities	0.39	0.38	0.30	0.48	0.15

Distributions
Net investment income	(0.31)	(0.39)	(0.26)	(0.07)	—
Net realized gain	—	(0.11)	(0.08)	(0.01)	—
Total distributions	(0.31)	(0.50)	(0.34)	(0.08)	—

Net asset value, end of period	$10.47	$10.39	$10.51	$10.55	$10.15

Total Return**	3.81%	4.02%	2.84%	4.73%	1.50%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	1.11%	0.93%	0.90%	0.89%	0.84%
Expenses net of fee waiver	0.80%	0.80%	0.80%	0.80%	0.68%
Net investment income (loss)(C)	2.26%	2.69%	2.78%	2.14%	0.94%
Portfolio turnover rate**	302.98%	319.48%	389.21%	189.64%	12.66%
Net assets, end of period (000’s)	$7,772	$6,156	$10,420	$11,693	$8,834

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Very Conservative (0%-15%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$10.49	$10.48	$10.53	$10.13	$10.00
Investment activities
Net investment income (loss)(A)	0.21	0.24	0.27	0.19	0.02
Net realized and unrealized gain (loss) on investments	0.15	0.14	0.00	0.27	0.11
Total from investment activities	0.36	0.38	0.27	0.46	0.13

Distributions
Net investment income	(0.24)	(0.26)	(0.24)	(0.05)	—
Net realized gain	—	(0.11)	(0.08)	(0.01)	—
Total distributions	(0.24)	(0.37)	(0.32)	(0.06)	—

Net asset value, end of period	$10.61	$10.49	$10.48	$10.53	$10.13

Total Return**	3.55%	3.92%	2.58%	4.53%	1.30%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	1.31%	1.17%	1.17%	1.14%	1.09%
Expenses net of fee waiver	1.05%	1.05%	1.05%	1.05%	0.93%
Net investment income (loss)(C)	2.01%	2.40%	2.62%	1.89%	0.69%
Portfolio turnover rate**	302.98%	319.48%	389.21%	189.64%	12.66%
Net assets, end of period (000’s)	$10,166	$8,802	$5,802	$2,608	$7,078

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Conservative (15%-30%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$10.60	$10.91	$10.84	$10.25	$10.00
Investment activities
Net investment income (loss)(A)	0.20	0.28	0.29	0.25	0.05
Net realized and unrealized gain (loss) on investments	0.35	0.06	0.30	0.45	0.20
Total from investment activities	0.55	0.34	0.59	0.70	0.25

Distributions
Net investment income	(0.38)	(0.33)	(0.30)	(0.09)	—
Net realized gain	(0.01)	(0.32)	(0.22)	(0.02)	—
Total distributions	(0.39)	(0.65)	(0.52)	(0.11)	—

Net asset value, end of period	$10.76	$10.60	$10.91	$10.84	$10.25

Total Return**	5.36%	3.81%	5.57%	6.83%	2.50%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	0.94%	0.76%	0.71%	0.73%	0.80%
Expenses net of fee waiver	0.80%	0.69%	0.64%	0.64%	0.64%
Net investment income (loss)(C)	1.94%	2.74%	2.68%	2.37%	1.54%
Portfolio turnover rate**	328.64%	353.91%	321.58%	142.99%	10.57%
Net assets, end of period (000’s)	$43,116	$45,488	$47,832	$44,436	$23,476

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Conservative (15%-30%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$10.64	$10.91	$10.82	$10.24	$10.00
Investment activities
Net investment income (loss)(A)	0.18	0.25	0.27	0.21	0.05
Net realized and unrealized gain (loss) on investments	0.34	0.08	0.30	0.45	0.19
Total from investment activities	0.52	0.33	0.57	0.66	0.24

Distributions
Net investment income	(0.35)	(0.28)	(0.26)	(0.06)	—
Net realized gain	(0.01)	(0.32)	(0.22)	(0.02)	—
Total distributions	(0.36)	(0.60)	(0.48)	(0.08)	—

Net asset value, end of period	$10.80	$10.64	$10.91	$10.82	$10.24

Total Return**	5.01%	3.66%	5.34%	6.47%	2.40%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	1.16%	1.01%	0.97%	1.09%	1.05%
Expenses net of fee waiver	1.05%	0.94%	0.90%	1.00%	0.89%
Net investment income (loss)(C)	1.70%	2.47%	2.44%	2.01%	1.29%
Portfolio turnover rate**	328.64%	353.91%	321.58%	142.99%	10.57%
Net assets, end of period (000’s)	$15,155	$12,638	$12,016	$9,474	$25,671

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$10.15	$10.61	$11.01	$10.28	$10.00
Investment activities
Net investment income (loss)(A)	0.17	0.20	0.15	0.29	0.08
Net realized and unrealized gain (loss) on investments(^)	0.45	0.01	0.25	0.58	0.20
Total from investment activities	0.62	0.21	0.40	0.87	0.28

Distributions
Net investment income	(0.13)	(0.12)	(0.38)	(0.11)	—
Net realized gain	—	(0.55)	(0.42)	(0.03)	—
Total distributions	(0.13)	(0.67)	(0.80)	(0.14)	—

Net asset value, end of period	$10.64	$10.15	$10.61	$11.01	$10.28

Total Return**	6.20%	2.77%	3.66%	8.64%	2.80%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	1.09%	0.97%	0.81%	0.87%	0.88%
Expenses net of fee waiver	0.80%	0.80%	0.73%	0.80%	0.72%
Net investment income (loss)(C)	1.66%	2.07%	1.43%	2.74%	2.17%
Portfolio turnover rate**	280.35%	328.96%	236.79%	158.01%	2.07%
Net assets, end of period (000’s)	$18,658	$13,059	$12,684	$14,291	$5,764

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$10.27	$10.70	$11.03	$10.26	$10.00
Investment activities
Net investment income (loss)(A)	0.15	0.17	0.12	0.26	0.07
Net realized and unrealized gain (loss) on investments(^)	0.50	0.03	0.28	0.59	0.19
Total from investment activities	0.65	0.20	0.40	0.85	0.26

Distributions
Net investment income	(0.12)	(0.08)	(0.31)	(0.05)	—
Net realized gain	—	(0.55)	(0.42)	(0.03)	—
Total distributions	(0.12)	(0.63)	(0.73)	(0.08)	—

Net asset value, end of period	$10.80	$10.27	$10.70	$11.03	$10.26

Total Return**	6.39%	2.58%	3.56%	8.33%	2.60%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	1.33%	1.22%	1.09%	1.25%	1.13%
Expenses net of fee waiver	1.05%	1.05%	1.01%	1.05%	0.97%
Net investment income (loss)(C)	1.45%	1.75%	1.14%	2.49%	1.92%
Portfolio turnover rate**	280.35%	328.96%	236.79%	158.01%	2.07%
Net assets, end of period (000’s)	$3,907	$915	$1,046	$1,625	$8,192

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Moderate (50%-70%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$10.76	$11.75	$11.52	$10.37	$10.00
Investment activities
Net investment income (loss)(A)	0.16	0.20	0.20	0.20	0.07
Net realized and unrealized gain (loss) on investments(^)	0.71	(0.22)	0.86	1.05	0.30
Total from investment activities	0.87	(0.02)	1.06	1.25	0.37

Distributions
Net investment income	(0.29)	(0.24)	(0.22)	(0.08)	—
Net realized gain	—	(0.73)	(0.61)	(0.02)	—
Total distributions	(0.29)	(0.97)	(0.83)	(0.10)	—

Net asset value, end of period	$11.34	$10.76	$11.75	$11.52	$10.37

Total Return**	8.17%	1.09%	9.61%	12.15%	3.70%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	0.90%	0.70%	0.67%	0.68%	0.78%
Expenses net of fee waiver	0.80%	0.63%	0.59%	0.59%	0.62%
Net investment income (loss)(C)	1.50%	1.95%	1.75%	1.88%	1.99%
Portfolio turnover rate**	333.55%	315.77%	302.71%	137.57%	12.39%
Net assets, end of period (000’s)	$134,479	$145,402	$151,866	$133,156	$56,321

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Moderate (50%-70%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$10.78	$11.74	$11.50	$10.36	$10.00
Investment activities
Net investment income (loss)(A)	0.13	0.18	0.18	0.15	0.06
Net realized and unrealized gain (loss) on investments(^)	0.71	(0.21)	0.84	1.06	0.30
Total from investment activities	0.84	(0.03)	1.02	1.21	0.36

Distributions
Net investment income	(0.28)	(0.20)	(0.17)	(0.05)	—
Net realized gain	—	(0.73)	(0.61)	(0.02)	—
Total distributions	(0.28)	(0.93)	(0.78)	(0.07)	—

Net asset value, end of period	$11.34	$10.78	$11.74	$11.50	$10.36

Total Return**	7.88%	0.95%	9.28%	11.78%	3.60%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	1.11%	0.95%	0.94%	1.06%	1.03%
Expenses net of fee waiver	1.05%	0.88%	0.86%	0.97%	0.87%
Net investment income (loss)(C)	1.24%	1.67%	1.52%	1.50%	1.74%
Portfolio turnover rate**	333.55%	315.77%	302.71%	137.57%	12.39%
Net assets, end of period (000’s)	$32,978	$28,568	$26,455	$24,962	$68,443

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

(^)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the share transactions for the period.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Growth (70%-85%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$10.67	$11.95	$11.90	$10.44	$10.00
Investment activities
Net investment income (loss)(A)	0.13	0.17	0.16	0.16	0.06
Net realized and unrealized gain (loss) on investments	1.08	(0.41)	1.08	1.38	0.38
Total from investment activities	1.21	(0.24)	1.24	1.54	0.44

Distributions
Net investment income	(0.16)	(0.19)	(0.20)	(0.06)	—
Net realized gain	—	(0.85)	(0.99)	(0.02)	—
Total distributions	(0.16)	(1.04)	(1.19)	(0.08)	—

Net asset value, end of period	$11.72	$10.67	$11.95	$11.90	$10.44

Total Return**	11.49%	(0.62%)	11.02%	14.89%	4.40%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	0.89%	0.69%	0.66%	0.68%	0.78%
Expenses net of fee waiver	0.80%	0.62%	0.58%	0.59%	0.62%
Net investment income (loss)(C)	1.23%	1.67%	1.34%	1.49%	1.74%
Portfolio turnover rate**	350.90%	312.63%	285.36%	125.32%	14.33%
Net assets, end of period (000’s)	$215,221	$206,037	$226,003	$193,831	$84,635

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Growth (70%-85%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$10.70	$11.98	$11.89	$10.43	$10.00
Investment activities
Net investment income (loss)(A)	0.11	0.14	0.13	0.12	0.05
Net realized and unrealized gain (loss) on investments	1.09	(0.42)	1.09	1.39	0.38
Total from investment activities	1.20	(0.28)	1.22	1.51	0.43

Distributions
Net investment income	(0.12)	(0.15)	(0.14)	(0.03)	—
Net realized gain	—	(0.85)	(0.99)	(0.02)	—
Total distributions	(0.12)	(1.00)	(1.13)	(0.05)	—

Net asset value, end of period	$11.78	$10.70	$11.98	$11.89	$10.43

Total Return**	11.30%	(0.95%)	10.78%	14.54%	4.30%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	1.10%	0.96%	0.93%	1.05%	1.03%
Expenses net of fee waiver	1.03%	0.89%	0.86%	0.96%	0.87%
Net investment income (loss)(C)	1.00%	1.37%	1.09%	1.12%	1.49%
Portfolio turnover rate**	350.90%	312.63%	285.36%	125.32%	14.33%
Net assets, end of period (000’s)	$28,606	$25,928	$23,370	$20,799	$93,317

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	Service Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$11.08	$12.30	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.11	0.14	0.11	0.12	0.05
Net realized and unrealized gain (loss) on investments	1.10	(0.56)	1.22	1.59	0.43
Total from investment activities	1.21	(0.42)	1.33	1.71	0.48

Distributions
Net investment income	(0.05)	(0.13)	(0.16)	(0.05)	—
Net realized gain	(0.06)	(0.67)	(0.99)	(0.02)	—
Total distributions	(0.11)	(0.80)	(1.15)	(0.07)	—

Net asset value, end of period	$12.18	$11.08	$12.30	$12.12	$10.48

Total Return**	11.01%	(2.27%)	11.51%	16.40%	4.80%
Ratios/Supplemental Data
Ratio to average net asset***(B)
Total expenses	0.90%	0.72%	0.69%	0.71%	0.81%
Expenses net of fee waiver	0.80%	0.65%	0.61%	0.62%	0.65%
Net investment income (loss)(C)	1.01%	1.27%	0.93%	1.07%	1.48%
Portfolio turnover rate**	325.58%	281.73%	298.25%	144.83%	10.24%
Net assets, end of period (000’s)	$105,095	$82,222	$78,594	$56,415	$12,459

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Selected Per Share Data for a Share Outstanding Throughout Each Period

ANNUAL REPORT

See Notes to Financial Statements

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights

ANNUAL REPORT

See Notes to Financial Statements

	R4 Class Shares(D)
	For the years ended September 30,				For the period May 26, 2016* to September 30, 2016

	2020	2019	2018	2017
Net asset value, beginning of period	$11.09	$12.30	$12.12	$10.48	$10.00
Investment activities
Net investment income (loss)(A)	0.09	0.11	0.08	0.08	0.04
Net realized and unrealized gain (loss) on investments	1.10	(0.55)	1.21	1.59	0.44
Total from investment activities	1.19	(0.44)	1.29	1.67	0.48

Distributions
Net investment income	(0.03)	(0.10)	(0.12)	(0.01)	—
Net realized gain	(0.06)	(0.67)	(0.99)	(0.02)	—
Total distributions	(0.09)	(0.77)	(1.11)	(0.03)	—

Net asset value, end of period	$12.19	$11.09	$12.30	$12.12	$10.48

Total Return**	10.74%	(2.47%)	11.12%	16.01%	4.80%
Ratios/Supplemental Data
Ratio to average net assets***(B)
Total expenses	1.11%	0.98%	0.95%	1.07%	1.06%
Expenses net of fee waiver	1.05%	0.91%	0.87%	0.98%	0.90%
Net investment income (loss)(C)	0.79%	1.03%	0.70%	0.70%	1.23%
Portfolio turnover rate**	325.58%	281.73%	298.25%	144.83%	10.24%
Net assets, end of period (000’s)	$9,624	$9,582	$10,818	$7,428	$25,427

(A)Per share amounts calculated using the average number of shares outstanding throughout the period.

(B)Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.

(C)Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

(D)Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

*Inception date

**Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

***Ratio to average net assets have been annualized for periods less than one year.

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial StatementsSeptember 30, 2020

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are diversified series of the World Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on April 9, 2007 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management company. The Funds commenced operations on May 26, 2016. Note that prior to March 27, 2017, R4 Class Shares and Service Class Shares were named Investor Class Shares and Institutional Class Shares, respectively.

The investment objectives of the Funds are as follows:

Fund	Objective
Very Conservative	to provide income and, as a secondary objective, stability of principal.
Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.
Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.
Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.
Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.
Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

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Notes To Financial Statements - continuedSeptember 30, 2020

Security Valuation

Each Fund’s securities are valued at fair values. Investments in securities traded on national securities exchanges are valued at the last reported sale price. For securities and ETFs traded on NASDAQ, the NASDAQ Official Closing Price will be used. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Investments in investment companies and money market funds are valued at net asset value per share. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith under procedures approved by the Board of Trustees of the Trust. Fair value pricing may be used, for example, when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. If a security is valued at “fair value,” such value is likely to be different from the last quoted market price. Investment companies are valued at net asset value (“NAV”). If values of foreign securities have been materially affected by events occurring after the close of a foreign market, foreign securities may be valued by another method that the Trustees believe reflects fair value. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange. The value of these securities used in computing the Funds’ NAV is determined as of such times. To the extent a Fund is invested in other open-end investment companies, including money market funds, that are registered under the 1940 Act, the Fund’s NAV per share is calculated based upon the NAVs reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. When using quoted prices or NAVs reported by underlying investment companies and when the market is considered to be active, securities will be classified as Level 1.

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In accordance with GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP requires a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including a Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2020:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Very Conservative Fund
Exchange Traded Funds	$9,655,288	$—	$—	$9,655,288
Mutual Funds	7,967,804	—	—	7,967,804
	$17,623,092	$—	$—	$17,623,092

Conservative Fund
Exchange Traded Funds	$31,244,217	$—	$—	$31,244,217
Mutual Funds	26,926,894	—	—	26,926,894
Money Market Funds	272,327	—	—	272,327
	$58,443,438	$—	$—	$58,443,438

Conservative/Moderate Fund
Exchange Traded Funds	$11,765,468	$—	$—	$11,765,468
Mutual Funds	10,176,874	—	—	10,176,874
Money Market Funds	35,356	—	—	35,356
	$21,977,698	$—	$—	$21,977,698

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Notes To Financial Statements - continuedSeptember 30, 2020

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Moderate Fund
Exchange Traded Funds	$94,937,963	$—	$—	$94,937,963
Mutual Funds	72,739,705	—	—	72,739,705
	$167,677,668	$—	$—	$167,677,668

Growth Fund
Exchange Traded Funds	$136,319,923	$—	$—	$136,319,923
Mutual Funds	106,506,943	—	—	106,306,943
	$242,826,866	$—	$—	$242,826,866

Aggressive Growth Fund
Exchange Traded Funds	$65,951,255	$—	$—	$65,951,255
Mutual Funds	47,886,825	—	—	47,886,825
Money Market Funds	539,615	—	—	539,615
	$114,377,695	$—	$—	$114,377,695

Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Cash and Cash Equivalents

Cash and cash equivalents, if any, consist of overnight deposits with the custodian bank which earn interest at the current market rate. Disbursements made in excess of cash available have been recorded as Due to Custodian in the Statements of Assets & Liabilities, if applicable.

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2020

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2017.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of September 30, 2020, there were no such reclassifications.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2020

effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares (named Investor Class Shares and Institutional Class Shares, respectively, prior to March 27, 2017). Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 — INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, Systelligence, LLC (the “Adviser”) provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. Effective February 1, 2018, the Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2021.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2021. Effective October 1, 2019, the Adviser has elected to recoup such waivers, as applicable. During the year ended September 30, 2020, none of the waived expenses have been recouped by the Adviser.

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2020

For the year ended September 30, 2020, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$71,324	$(44,360)	$26,964
Conservative	255,333	(76,974)	178,359
Conservative/Moderate	80,987	(51,412)	29,575
Moderate	757,543	(161,433)	596,110
Growth	1,044,932	(199,093)	845,839
Aggressive Growth	453,559	(99,672)	353,887
	$2,663,678	$(632,944)	$2,030,734

The total amounts of recoverable reimbursements for the Funds as of September 30, 2020 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2021	2022	2023	Total
Very Conservative	$4,596	$8,763	$44,360	$57,719
Conservative	—	—	76,974	76,974
Conservative/Moderate	—	12,903	51,412	64,315
Moderate	—	—	161,433	161,433
Growth	—	—	199,093	199,093
Aggressive Growth	—	—	99,672	99,672

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2020

Each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class and Service Class Shares. Under the Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended September 30, 2020, the following fees under the Plan were incurred:

Fund	Class	Type of Plan	Fees Incurred
Very Conservative	R4	12b-1	$21,665
Very Conservative	Service	Shareholder servicing	4,268
Very Conservative	R4	Shareholder servicing	148
Conservative	R4	12b-1	32,640
Conservative	Service	Shareholder servicing	20,916
Conservative	R4	Shareholder servicing	1,511
Conservative/Moderate	R4	12b-1	4,519
Conservative/Moderate	Service	Shareholder servicing	8,100
Conservative/Moderate	R4	Shareholder servicing	187
Moderate	R4	12b-1	74,660
Moderate	Service	Shareholder servicing	63,488
Moderate	R4	Shareholder servicing	1,951
Growth	R4	12b-1	66,033
Growth	Service	Shareholder servicing	91,137
Growth	R4	Shareholder servicing	1,786
Aggressive Growth	R4	12b-1	23,681
Aggressive Growth	Service	Shareholder servicing	41,968
Aggressive Growth	R4	Shareholder servicing	669

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Notes To Financial Statements - continuedSeptember 30, 2020

Commonwealth Fund Services, Inc. (“CFS”), acts as the Funds’ administrator, transfer and dividend disbursing agent and pricing agent. As administrator, CFS provides shareholder, recordkeeping, administrative and blue-sky filing services. For the year ended September 30, 2020, the following fees were paid by the Funds to CFS:

Fund	Administration	Transfer Agent	Accounting
Very Conservative	$6,848	$4,219	$4,360
Conservative	24,191	9,830	15,542
Conservative/Moderate	7,791	3,164	4,959
Moderate	68,608	26,983	43,826
Growth	99,563	38,935	63,479
Aggressive Growth	43,144	16,149	27,487

The amounts reflected on the Statements of Operations for Administration, Transfer Agent and Accounting fees include out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom is Assistant Secretary of the Trust and Partner of Practus LLP. Officers and/or directors of CFS, Mr. Lively, and Ms. Bloom receive no special compensation from the Trust or the Funds for serving as officers of the Trust.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term investments for the year ended September 30, 2020, were as follows:

Fund	Purchases	Sales
Very Conservative	$50,048,049	$47,462,839
Conservative	183,761,662	183,578,740
Conservative/Moderate	57,456,713	50,069,632
Moderate	555,364,089	566,943,518
Growth	807,623,537	812,086,375
Aggressive Growth	339,029,063	323,799,730

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2020

The tax character of distributions during the year ended September 30, 2020 and the year ended September 30, 2019 were as follows:

Year ended September 30, 2020
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$386,413	$1,966,261	$191,711	$4,532,981	$3,429,784	$432,375
Realized gains	—	153,788	—	—	—	517,928
	$386,413	$2,120,049	$191,711	$4,532,981	$3,429,784	$950,303

Year ended September 30, 2019
	Very Conservative Fund	Conservative Fund	Conservative /Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$453,157	$1,712,560	$467,934	$6,022,760	$7,810,306	$3,269,141
Realized gains	142,164	1,698,657	293,431	7,922,262	12,868,036	2,421,932
	$595,321	$3,411,217	$761,365	$13,945,022	$20,678,342	$5,691,073

As of September 30, 2020, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Year ended September 30, 2020
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Accumulated net investment income	$140,317	$—	$279,068	$705,708	$1,322,829	$998,500
Accumulated net realized gain (loss)	(7,654)	669,677	(457,128)	3,163,008	7,953,507	940,954
Net unrealized appreciation (depreciation) on investments	685,251	3,088,284	1,546,429	13,714,988	23,369,925	11,163,529
	$817,914	$3,757,961	$1,368,369	$17,583,704	$32,646,261	$13,102,983

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2020

Each Fund had a capital loss carryforward that was utilized during the year ended September 30, 2020 in the amounts as follows:

Fund	Total
Very Conservative	$164,424
Conservative	306,127
Conservative/Moderate	—
Moderate	1,293,316
Growth	3,909,428
Aggressive Growth	1,851,101

As of September 30, 2020, each Fund had a capital loss carryforward that may be carried forward indefinitely and retains the character of short-term in the amounts as follows:

Fund	Total
Very Conservative	$7,654
Conservative	—
Conservative/Moderate	457,128
Moderate	—
Growth	—
Aggressive Growth	—

Cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Very Conservative	$16,937,840	$982,544	$(297,293)	$685,251
Conservative	55,355,154	3,653,378	(565,094)	3,088,284
Conservative/Moderate	20,431,269	1,960,953	(414,524)	1,546,429
Moderate	153,962,680	17,655,028	(3,940,040)	13,714,988
Growth	219,456,940	26,666,555	(3,296,630)	23,369,925
Aggressive Growth	103,214,165	12,988,093	(1,824,564)	11,163,529

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales.

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2020

NOTE 5 — TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of beneficial interest transactions for the Funds were:

Very Conservative Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	468,684	382,168
Shares reinvested	18,848	18,734
Shares redeemed	(338,160)	(281,954)
Net increase (decrease)	149,372	118,948

Very Conservative Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	315,463	379,971
Shares reinvested	41,442	20,742
Shares redeemed	(755,696)	(114,685)
Net increase (decrease)	(398,791)	286,028

Conservative Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	754,358	438,118
Shares reinvested	160,513	41,708
Shares redeemed	(1,199,719)	(264,855)
Net increase (decrease)	(284,848)	214,971

Conservative Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	1,349,864	222,885
Shares reinvested	292,684	67,932
Shares redeemed	(1,736,556)	(204,056)
Net increase (decrease)	(94,008)	86,761

Conservative/Moderate Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	764,212	326,276
Shares reinvested	17,531	1,329
Shares redeemed	(315,750)	(55,108)
Net increase (decrease)	465,993	272,497

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2020

Conservative/Moderate Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	404,839	89,585
Shares reinvested	78,433	6,544
Shares redeemed	(392,100)	(104,734)
Net increase (decrease)	91,172	(8,605)

Moderate Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	1,707,577	917,403
Shares reinvested	347,812	66,733
Shares redeemed	(3,708,342)	(726,761)
Net increase (decrease)	(1,652,953)	257,375

Moderate Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	2,484,904	694,443
Shares reinvested	1,277,870	220,875
Shares redeemed	(3,183,875)	(518,183)
Net increase (decrease)	578,899	397,135

Growth Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	2,779,756	381,435
Shares reinvested	285,260	26,488
Shares redeemed	(4,007,033)	(401,886)
Net increase (decrease)	(942,017)	6,037

Growth Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	2,785,575	663,630
Shares reinvested	2,048,621	207,695
Shares redeemed	(4,434,027)	(400,115)
Net increase (decrease)	400,169	471,210

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THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2020

Aggressive Growth Fund
Year ended September 30, 2020	Service Class	R4 Class
Shares sold	2,460,011	109,209
Shares reinvested	74,991	6,610
Shares redeemed	(1,330,868)	(190,585)
Net increase (decrease)	1,204,134	(74,766)

Aggressive Growth Fund
Year ended September 30, 2019	Service Class	R4 Class
Shares sold	2,080,767	250,030
Shares reinvested	528,519	71,651
Shares redeemed	(1,578,060)	(336,634)
Net increase (decrease)	1,031,226	(14,953)

NOTE 6 — RECENT MARKET EVENTS

In early 2020, an outbreak of the novel strain of coronavirus (“COVID-19”) emerged globally. As a result, there have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of COVID-19 on the financial performance of the Funds’ investments is not reasonably estimable at this time.

NOTE 7 — SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statements of assets and liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

ANNUAL REPORT

THE E-Valuator FUNDS
Notes To Financial Statements - continuedSeptember 30, 2020

Subsequent to September 30, 2020, the Funds made the following distributions:

Fund	Record Date	Ex-Dividend Date	Character	Total
Very Conservative	11/20/2020	11/23/2020	Net investment income	$180,387
Very Conservative	11/20/2020	11/23/2020	Long-term capital gain	31,986
Conservative	11/20/2020	11/23/2020	Short-term capital gain	309,585
Conservative	11/20/2020	11/23/2020	Long-term capital gain	726,798
Conservative/ Moderate	11/20/2020	11/23/2020	Net investment income	279,068
Moderate	11/20/2020	11/23/2020	Short-term capital gain	3,137,104
Moderate	11/20/2020	11/23/2020	Long-term capital gain	3,163,008
Growth	11/20/2020	11/23/2020	Net investment income	1,322,829
Growth	11/20/2020	11/23/2020	Short-term capital gain	5,509,104
Growth	11/20/2020	11/23/2020	Long-term capital gain	7,953,507
Aggressive Growth	11/20/2020	11/23/2020	Net investment income	998,500
Aggressive Growth	11/20/2020	11/23/2020	Short-term capital gain	1,411,034
Aggressive Growth	11/20/2020	11/23/2020	Long-term capital gain	1,603,223

ANNUAL REPORT

THE E-Valuator FUNDS
Report of Independent Registered Public Accounting Firm

To the Shareholders of The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (the “Funds”), each a series of World Funds Trust, as of September 30, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2020, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2020, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.
Cleveland, Ohio
November 30, 2020

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited)

Information pertaining to the trustees and executive officers of the Trust is set forth below. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, 1-800-673-0550.

The mailing address of each Trustee and officer is 8730 Stony Point Parkway, Suite 205, Richmond, VA, 23235, unless otherwise indicated.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David J. Urban (65) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013.	28	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Mary Lou H. Ivey (62) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., (accounting firm), since 2008.	28	Independent Trustee for the three series of the ETF Opportunities Trust (registered investment company)
Theo H. Pitt, Jr. (84) Trustee	Indefinite, Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	28

Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; Starboard Investment Trust for the 17 series of that trust; and ETF Opportunities Trust for the three series of that trust; (all registered investment companies)

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS
David A. Bogaert (56) President	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc. (fund administration and transfer agency),
Karen M. Shupe (56) Treasurer and Principal Executive Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.
Ann T. MacDonald (65) Assistant Teasurer and Principal Financial Officer	Indefinite, Since November 2015	Managing Director, Fund Accounting and Administration, Commonwealth Fund Services, Inc., 2003 to present.
John H. Lively (51) Secretary	Indefinite, Since November 2013	Attorney, Practus LLP, (law firm), May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to May 2018.
Tina H. Bloom (52) Assistant Secretary	Indefinite, Since November 2018

Attorney, Practus LLP, May 2018 to present; Attorney, The Law Offices of John H. Lively & Associates, Inc., November 2017 to May 2018; Director of Fund Administration of Ultimus Fund Solutions, LLC (fund administration and transfer agency) from 2011-2017.

Holly B. Giangiulio (58) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, orate Accounting and HR Manager from 2010 to 2015.
Julian G. Winters (51) Chief Compliance Officer	Indefinite, Since August 2013	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolio is available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT” (these portfolio holdings were previously filed on Form N-Q). These filings are available, without charge and upon request, by calling 1-800-673-0550 or on the SEC’s website at www.sec.gov.

PRIVACY NOTICE

The following is a description of the Funds’ policies regarding disclosure of nonpublic personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

•Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

ANNUAL REPORT

World Funds Trust (the “Trust”)
Supplemental Information (unaudited) - continued

Categories of Information the Funds Disclose. The Funds do not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

ADVISORY AGREEMENT RENEWAL

At a meeting held on June 24, 2020 (the “June 24 Special Meeting”), the Board of Trustees (the “Board”) of the World Funds Trust (the “Trust”) began their consideration of the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Systelligence, LLC (“Systelligence”) on behalf of The E-Valuator Funds1. The Trustees noted that the Board had last approved the continuation of the Advisory Agreement at a special meeting held on June 25, 2019 for a term of one year ending June 30, 2020. The Trustees considered that previously the Board had determined to approve the continuation of the Advisory Agreement for shorter periods because, among other things, Systelligence’s responses to requests for information directed to it on behalf of the Trustees were not received in a timely manner. The Board also reflected on its on-going evaluation and discussions with respect to Systelligence’s efforts to enhance The E-Valuator Funds’ portfolio trading processes and the implementation of a new trade order management system, most recently at special meetings of the Board held on March 27, 2020 and March 31, 2020 and at the quarterly meeting held on May 28-29, 2020. The Trustees noted that, on their behalf, Trust counsel (“Counsel”) had sent a letter to Systelligence requesting information pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) in conjunction with the Board’s consideration of the Advisory Agreement at this June 24 Special Meeting and that Systelligence’s response to that request (“15c Response”) had been received.

1“The E-Valuator Funds” include: The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E-Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E-Valuator Growth (70%-85%) RMS Fund and The E-Valuator Aggressive Growth (85%-99%) RMS Fund.

ANNUAL REPORT

THE E-Valuator FUNDS
Supplemental Information (unaudited) - continued

It was noted that the 1940 Act requires the approval of investment advisory agreements by a majority of the Trustees who are not “interested persons,” as that term is defined in the 1940 Act, of the Trust (the “Independent Trustees”). Counsel reviewed with the Board a memorandum from Counsel, which had been previously provided to the Trustees and which summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the continuation of the Advisory Agreement. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by Systelligence; (ii) the investment performance of The E-Valuator Funds; (iii) the costs of the services provided and profits realized by Systelligence from its relationship with The E-Valuator Funds; (iv) the extent to which economies of scale would be realized if The E-Valuator Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; and (v) Systelligence’s practices regarding possible conflicts of interest.

Referring to the materials that had been provided to the Trustees in advance of the June 24 Special Meeting in connection with the approval of the continuation of the Advisory Agreement, the Trustees again reviewed the types of information and factors that the Board should consider in order to make an informed decision regarding the approval of the Advisory Agreement. In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular and special Board meetings, as well as information specifically prepared and/or presented in connection with the approval process with respect to The E-Valuator Funds, including information regarding fee waiver and expense limitation arrangements, the manner in which the Funds were managed during the period, and the status of the conversion to a new trade order management system for Systelligence and custodian for the Funds. The Board requested and/or was provided with information and reports relevant to the approval of the Advisory Agreement, including: (i) reports regarding the services and support being provided to The E-Valuator Funds and their shareholders; (ii)  the investment performance of The E-Valuator Funds; (iii) information addressing the investment philosophy, investment strategy, personnel and operations being utilized in managing The E-Valuator Funds; (iv) information on the process enhancements and improvements Systelligence has implemented to its portfolio trading processes and details on the results of any portfolio trading for The E-Valuator Funds’ conducted using the new processes; (v) disclosure information contained in the registration statement of the Trust with respect to The E-Valuator Funds and the Form ADV of Systelligence;

ANNUAL REPORT

THE E-Valuator FUNDS
Supplemental Information (unaudited) - continued

and (vi) the memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including, among other considerations, the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about Systelligence, including financial information, a description of personnel and the services provided to The E-Valuator Funds, information on investment advice, performance, summaries of expenses for the Funds, its compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to The E-Valuator Funds; (iii) the anticipated effect of size on The E-Valuator Funds’ performance and expenses; and (iv) benefits realized by Systelligence from its relationship with the Trust and The E-Valuator Funds. In evaluating the costs and performance of The E-Valuator Funds, the Board relied heavily on the comparative peer group performance and expense information included in the Report to the Board of Trustees prepared by Broadridge using Morningstar data, although they also considered certain comparative information provided by Systelligence.

The Board discussed and reviewed in detail Systelligence’s 15c Response and the other information it had been provided regarding Systelligence and The E-Valuator Funds throughout the period. After extensive discussions and consultation with Counsel and the Independent Trustees’ separate independent legal counsel (K&L Gates), the Trustees determined that certain additional information was necessary in order for the Board to evaluate fully and determine whether to approve the continuation of the Advisory Agreement. The Board directed Counsel to request, on its behalf, that Systelligence clarify and supplement the information in its 15c Response regarding: (i) its management of The E-Valuator Funds during the current COVID-19 global pandemic; (ii) certain aspects of its trading processes; (iii) its marketing initiatives during the global pandemic; (iv) its processes to achieve best execution and manage cash balances; and (v) the performance of The E-Valuator Funds vis-à-vis the comparative data provided by an independent third-party. In addition, the Board directed Counsel to request a representative of Systelligence and Systelligence’s counsel attend a special meeting of the Board to be convened on June 30, 2020 to consider further the continuance of the Advisory Agreement in order to review and discuss this additional information and Systelligence’s 15c Response with the Trustees.

ANNUAL REPORT

THE E-Valuator FUNDS
Supplemental Information (unaudited) - continued

The Board reconvened on June 30, 2020 (the “June 30 Special Meeting”) to consider the continuation of the Advisory Agreement. The Trustees reviewed and discussed their deliberations conducted at the June 24 Special Meeting. The Trustees reviewed and discussed Systelligence’s response to the Board’s request for additional information (the “Supplemental 15c Response”) and its report on the effectiveness of The E-Valuator Funds’ portfolio trading processes. The Trustees also considered their discussions with the representative of Systelligence and Systelligence’s counsel during the June 30 Special Meeting.

Further discussion ensued regarding the information provided in the Initial 15c Response, the Supplemental 15c Response and the discussions held with the representative of Systelligence and Systelligence’s counsel. The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreement, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the continuation of the Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by Systelligence.

In this regard, the Board considered the responsibilities Systelligence has under the Advisory Agreement. The Board reviewed the services provided by Systelligence to The E-Valuator Funds including, without limitation: Systelligence’s procedures for formulating investment recommendations and assuring compliance with The E-Valuator Funds’ investment objectives and limitations, including its proprietary investment models; its coordination of services for The E-Valuator Funds among the Funds’ service providers, its efforts to promote The E-Valuator Funds, grow their assets, and assist in the distribution of the Funds’ shares; and its efforts to enhance its trading processes for The E-Valuator Funds and implement a new trade order management system. The Board considered that Systelligence had, in fact, implemented enhancements to the trading systems. The Board reflected on the fact that it had dedicated significant time and resources in overseeing the implementation of those enhancements and that in determining that the trading systems appeared adequate at this time it was giving significant weight to representations and reports made by representatives from Systelligence regarding the enhanced trading processes and how well they were working. The Board considered: Systelligence’s staffing, personnel, and methods of operating; the education and experience of Systelligence’s personnel; and Systelligence’s compliance program, policies, and procedures. The Board also took into consideration the efforts of Systelligence with respect to its management of The E-Valuator Funds

ANNUAL REPORT

THE E-Valuator FUNDS
Supplemental Information (unaudited) - continued

during the global pandemic. The Board also considered and concluded that the services provided by Systelligence to The E-Valuator Funds were separate and distinct from services provided by the respective investment adviser(s) to the underlying funds in which the Funds invested. Based on the foregoing, the Board concluded that the nature, extent, and quality of services provided by Systelligence was adequate although it noted its desire to continue to receive regular reports regarding the implementation and performance of the enhanced trading processes.

(2)Investment performance of The E-Valuator Funds and Systelligence.

The Board noted that Systelligence does not have any clients other than The E-Valuator Funds and, as such, no performance as to separate accounts comparable to the Funds existed. The Trustees considered the performance of each of The E-Valuator Funds relative to its peer group of funds identified by Broadridge using Morningstar data (“Peer Group”) and its Morningstar category (each a “Category”). The Trustees generally considered information that was as of March 31, 2020, although they took into consideration other performance information that had been provided to them since the previous approvals of the Advisory Agreement. The Board considered that, for the 1-year and 3-year periods ended March 31, 2020, each of The E-Valuator Funds trailed its Category and Peer Group median and its benchmark index, except that The E-Valuator Growth (70%-85%) RMS Fund outperformed its Peer Group median for the 3-year period. The Trustees noted that each of The E-Valuator Funds’ relatively high allocation to equity hurt the Funds’ performance and had an even more pronounced negative effect as a result of the COVID-19 market downturn in the first quarter of 2020. The Board also considered the inherent limitations of peer group comparisons for a fund-of-funds, such as each of The E-Valuator Funds, as reported by Systelligence. The Board also considered information and commentary from Systelligence with respect to performance as provided by and related to the Supplemental 15c Response. The Trustees considered that The E-Valuator Funds’ investment strategy is to remain invested at target asset allocation weights and not make defensive allocations to cash, but that certain other funds in the Funds’ comparison groups appear to have positioned themselves more defensively in response to the COVID-19 market downturn. Based on the foregoing, the Board concluded that the investment performance information presented for The E-Valuator Funds was satisfactory.

ANNUAL REPORT

THE E-Valuator FUNDS
Supplemental Information (unaudited) - continued

(3)The costs of the services provided and profits realized by Systelligence from the relationship with The E-Valuator Funds.

In considering the costs of the services provided and profits realized by Systelligence and its affiliates from the relationship with The E-Valuator Funds, the Board considered Systelligence’s staffing, personnel, and methods of operating; the financial condition of Systelligence and its affiliates and the level of commitment to The E-Valuator Funds by Systelligence and its principals; the current asset levels of The E-Valuator Funds; and the overall expenses of The E-Valuator Funds. The Trustees considered the management fee and total expenses of each of The E-Valuator Funds relative to its Peer Group and Category. The Trustees noted that the Peer Groups included funds that were largely funds of funds using affiliated funds as underlying vehicles and thus charge a lower management fee than The E-Valuator Funds and in some cases charge no management fee. They further noted that, while The E-Valuator Funds charge a relatively high, top-level management fee compared to such affiliated funds of funds, the Funds’ use of low-cost share classes and exchange-traded funds reduces costs to shareholders, which appeared to be beneficial compared to other funds of funds that may use active managers. The Board noted that the asset size of each of The E-Valuator Funds is significantly lower than its Peer Group’s median asset size. The Board considered that the net expenses of The E-Valuator Very Conservative (0%-15%) RMS Fund and The E-Valuator Conservative (15%-30%) RMS Fund were each higher than its Category and Peer Group medians but within the Peer Group range. The Trustees further considered that the net expenses and net advisory fee of The E-Valuator Conservative/Moderate (30%-50%) RMS Fund were each higher than its Category and Peer Group medians, but were within the range of its Peer Group. The Board further considered that the net expenses of The E-Valuator Moderate (50%-70%) RMS Fund were higher than the Category median and higher than the Peer Group median, but within the Peer Group range. The Trustees considered that the net expenses of The E-Valuator Growth (70%-85%) RMS Fund were lower than its Peer Group median and in line with the Category Median. The Board considered that the net expenses of The E-Valuator Aggressive Growth (85%-99%) RMS Fund were lower than both the Category and Peer Group medians and that its net advisory fee was within the Category range. In its consideration of the fees provided for under the Advisory Agreement, the Board noted that the services provided by Systelligence for The E-Valuator Funds were separate and distinct from the services that were provided by the investment adviser to the underlying funds in which The E-Valuator Funds invested. The Board noted that Systelligence indicated that it expects to be profitable across the complex of The E-Valuator Funds. In light of the relative fee comparisons, the Board

ANNUAL REPORT

THE E-Valuator FUNDS
Supplemental Information (unaudited) - continued

considered other surrounding circumstances and factors, including the services provided by Systelligence and the performance of The E-Valuator Funds, and the Board concluded that the fees to be paid to Systelligence by The E-Valuator Funds were fair and reasonable at this time.

(4)The extent to which economies of scale would be realized as The E-Valuator Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of The E-Valuator Funds’ investors.

In this regard, the Board considered The E-Valuator Funds’ fee arrangements with Systelligence. The Trustees determined that although the management fee would stay the same as asset levels increased, the shareholders of The E-Valuator Funds would benefit from the current expense limitation arrangements for the Funds. The Board noted Systelligence’s indications that it would continue in the future to attempt to manage the expenses of The E-Valuator Funds so as to keep them competitive, and that Systelligence has contractually committed to maintain its current fee waiver and expense limitation arrangements until January 31, 2021. The Trustees also noted that The E-Valuator Funds would benefit from economies of scale under its agreements with some of its service providers other than Systelligence. Following further discussion of The E-Valuator Funds’ expected asset levels and growth of assets, and levels of fees, the Board determined that The E-Valuator Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable and that the expense limitation arrangements provided potential savings or protection for the benefit of The E-Valuator Funds’ shareholders.

(5)Possible conflicts of interest and benefits derived by Systelligence.

In considering Systelligence’s practices regarding conflicts of interest, the Board evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory and compliance personnel assigned to The E-Valuator Funds; the fact that Systelligence does not utilize soft dollars; the basis of decisions to buy or sell securities for The E-Valuator Funds; and the substance and administration of Systelligence’s code of ethics. The Board considered the relationship of Systelligence with its affiliates and the nature of those affiliates’ business, including how the affiliates are paid by plan sponsors who may purchase shares of The E-Valuator Funds. The Board considered the disclosure of any potential conflicts and the procedures in place to identify, and, where appropriate to mitigate, such conflicts. Based on the foregoing, the Board determined that Systelligence’s standards and practices relating to the identification and mitigation of possible conflicts of interest were satisfactory. Systelligence noted no expected benefits, other than receipt of advisory fees, or detriments to managing The E-Valuator Funds.

ANNUAL REPORT

THE E-Valuator FUNDS
Supplemental Information (unaudited) - continued

After additional consideration of the factors delineated in the memorandum previously provided by Counsel and other information deemed relevant by the Trustees, and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances.

ANNUAL REPORT

THE E-Valuator FUNDS
Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the six months, April 1, 2020 and held for the six months ended September 30, 2020.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges on certain redemptions. Therefore, the hypothetical account values are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ANNUAL REPORT

THE E-Valuator FUNDS
Fund Expenses (unaudited) - continued

	Beginning Account Value (4/1/20)	Ending Account Value (9/30/20)	Annualized Expense Ratio	Expenses Paid During Period Ended* (9/30/20)
Very Conservative
Service Class Actual	$1,000.00	$1,118.59	0.80%	$4.24
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$4.04
R4 Class Actual	$1,000.00	$1,118.02	1.05%	$5.56
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.30
Conservative
Service Class Actual	$1,000.00	$1,152.03	0.80%	$4.30
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$4.04
R4 Class Actual	$1,000.00	$1,151.39	1.05%	$5.65
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.30
Conservative/Moderate
Service Class Actual	$1,000.00	$1,202.26	0.80%	$4.40
Service Class Hypothetical**	$1,000.00	$1,021.00	0.80%	$4.04
R4 Class Actual	$1,000.00	$1,201.33	1.05%	$5.78
R4 Class Hypothetical**	$1,000.00	$1,019.75	1.05%	$5.30
Moderate
Service Class Actual	$1,000.00	$1,255.81	0.91%	$5.13
Service Class Hypothetical**	$1,000.00	$1,020.45	0.91%	$4.60
R4 Class Actual	$1,000.00	$1,254.42	1.13%	$6.37
R4 Class Hypothetical**	$1,000.00	$1,019.35	1.13%	$5.70
Growth
Service Class Actual	$1,000.00	$1,302.22	0.92%	$5.30
Service Class Hypothetical**	$1,000.00	$1,020.40	0.92%	$4.65
R4 Class Actual	$1,000.00	$1,298.79	1.13%	$6.49
R4 Class Hypothetical**	$1,000.00	$1,019.35	1.13%	$5.70
Aggressive Growth
Service Class Actual	$1,000.00	$1,321.04	0.89%	$5.16
Service Class Hypothetical**	$1,000.00	$1,020.55	0.89%	$4.50
R4 Class Actual	$1,000.00	$1,320.69	1.14%	$6.61
R4 Class Hypothetical**	$1,000.00	$1,019.30	1.14%	$5.76

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses

ANNUAL REPORT

THE E-Valuator FUNDS
Important Disclosure Statements

Each Fund’s prospectus contains important information about the Funds’ investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Funds’ past performance does not guarantee future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Funds’ prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Funds may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550.

Information provided with respect to the Funds’ Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of September 30, 2020 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the date of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

Investment Adviser:

Systelligence, LLC
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55435

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Transfer Agent, Fund Accounting and Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
1-800-673-0550 (Toll Free)

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $72,000 for 2020 and $72,000 for 2019.

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2020 and $0 for 2019.

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $18,000 for 2020 and $15,000 for 2019. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2020 and $0 for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and  non-audit  services to be provided to the  registrant.  The Audit Committee also pre-approves any non-audit  services provided by the registrant's principal  accountant to The E-Valuator Funds.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)           NA

(c)            0%

(d)           NA

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2020 and $0 for 2019.

(h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES ..

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by  this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: December 7, 2020

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: December 7, 2020

* Print the name and title of each signing officer under his or her signature.